KEMPER
NATIONAL TAX-FREE
INCOME SERIES

SEMIANNUAL REPORT TO SHAREHOLDERS FOR THE PERIOD ENDED MARCH 31, 1997

Offering investors the opportunity for as high a level of current interest income that is exempt from federal income taxes as is consistent with preservation of capital kemper municipal bond fund kemper intermediate municipal bond fund

                       " . . .    we began to shorten the
                       durations of the funds to prepare
                          for any rise in rates . . ."


                                                         [KEMPER FUNDS LOGO]

CONTENTS
3
Economic Overview
5
Performance Update
6
Terms to Know
7
Portfolio Statistics
11
Portfolio of Investments
25
Financial Statements
27
Notes to Financial Statements
32
Financial Highlights

AT A GLANCE
-------------------------------------------------------------------------------
KEMPER NATIONAL TAX-FREE INCOME
SERIES TOTAL RETURNS
-------------------------------------------------------------------------------
FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 1997
(UNADJUSTED FOR ANY SALES CHARGE)

-------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

                                   [BAR GRAPH]

-------------------------------------------------------------------------------

CLASS A                       2.25%
CLASS B                       1.80%
CLASS C                       1.92%
LIPPER GENERAL
MUNICIPAL DEBT
 CATEGORY AVERAGE*            1.95%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL BOND FUND
-------------------------------------------------------------------------------



                                   [BAR GRAPH]

-------------------------------------------------------------------------------

CLASS A                       2.35%
CLASS B                       1.87%
CLASS C                       1.94%
LIPPER INTERMEDIATE
MUNICIPAL DEBT
 CATEGORY AVERAGE*            2.03%
-------------------------------------------------------------------------------

* Lipper Analytical Services, Inc. returns and rankings are based upon changes in net asset value with all dividends reinvested and do not include the effect of sales charges and, if they had, results may have been less favorable. The funds are compared to their respective Lipper categories as follows: General Municipal Debt and Intermediate Municipal Debt.

Returns and rankings are historical and do not represent future performance. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.



--------------------------------------------------------------------------------
NET ASSET VALUE
--------------------------------------------------------------------------------

                                  AS OF     AS OF
                                 3/31/97   9/30/96
--------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND
CLASS A                          $10.06    $10.18
--------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND
CLASS B                          $10.03    $10.15
--------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND
CLASS C                          $10.07    $10.18
--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
NET ASSET VALUE
--------------------------------------------------------------------------------
                                  AS OF     AS OF
                                 3/31/97   9/30/96
--------------------------------------------------------------------------------
KEMPER INTERMEDIATE
MUNICIPAL BOND FUND CLASS A      $10.03    $10.06
--------------------------------------------------------------------------------
KEMPER INTERMEDIATE
MUNICIPAL BOND FUND CLASS B      $10.02    $10.06
--------------------------------------------------------------------------------
KEMPER INTERMEDIATE
MUNICIPAL BOND FUND CLASS C      $10.03    $10.06
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEMPER NATIONAL TAX-FREE INCOME SERIES
LIPPER RANKINGS
--------------------------------------------------------------------------------
COMPARED TO ALL OTHER FUNDS IN THEIR RESPECTIVE LIPPER CATEGORIES

--------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                        CLASS A     CLASS B     CLASS C

--------------------------------------------------------------------------------
1-YEAR                  #91 OF      #176 OF     #169 OF
                       228 FUNDS   228 FUNDS   228 FUNDS
--------------------------------------------------------------------------------
5-YEAR                  #18 OF        N/A         N/A
                       103 FUNDS
--------------------------------------------------------------------------------
10-YEAR                  #8 OF        N/A         N/A
                       65 FUNDS
--------------------------------------------------------------------------------
15-YEAR                  #5 OF        N/A         N/A
                       35 FUNDS
--------------------------------------------------------------------------------
20-YEAR                  #4 OF        N/A         N/A
                       17 FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        CLASS A     CLASS B     CLASS C
--------------------------------------------------------------------------------
1-YEAR                  #55 OF      #118 OF     #112 OF
                       139 FUNDS   139 FUNDS   139 FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIVIDEND AND YIELD REVIEW
--------------------------------------------------------------------------------

The following tables show per share dividend and yield information for the funds as of March 31, 1997.

   MUNICIPAL BOND      CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
SIX-MONTHS INCOME:     $0.2724   $0.2267   $0.2291
--------------------------------------------------------------------------------
MARCH DIVIDEND:        $0.0449   $0.0377   $0.0381
--------------------------------------------------------------------------------
ANNUALIZED
DISTRIBUTION RATE+:      5.35%     4.51%     4.54%
--------------------------------------------------------------------------------
SEC YIELD+:              4.62%     3.95%     3.96%
--------------------------------------------------------------------------------
TAX EQUIVALENT YIELD:    7.34%     6.28%     6.30%
BASED ON A MARGINAL FEDERAL INCOME TAX RATE OF
37.1%
--------------------------------------------------------------------------------

INTERMEDIATE
MUNICIPAL BOND      CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
SIX-MONTHS INCOME:     $0.2323   $0.1935   $0.1910
--------------------------------------------------------------------------------
MARCH DIVIDEND:        $0.0388   $0.0322   $0.0320
--------------------------------------------------------------------------------
ANNUALIZED
DISTRIBUTION RATE+:      4.64%     3.85%     3.82%
--------------------------------------------------------------------------------
SEC YIELD+:              4.08%     3.41%     3.37%
--------------------------------------------------------------------------------
TAX EQUIVALENT YIELD:    6.49%     5.42%     5.36%
BASED ON A MARGINAL FEDERAL INCOME TAX RATE OF
37.1%
--------------------------------------------------------------------------------

+ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on March 31, 1997. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended March 31, 1997 shown as an annualized percentage of the maximum offering price on that date. The SEC yield is computed in accordance with the standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the fund's yield and the 37.1% federal tax rate. Income may be subject to state and local taxes and, for some investors, a portion may be subject to the alternative minimum tax.

ECONOMIC OVERVIEW

[TIMBERS PHOTO]

STEPHEN B. TIMBERS IS PRESIDENT, CHIEF INVESTMENT AND EXECUTIVE OFFICER OF ZURICH KEMPER INVESTMENTS, INC. (ZKI). ZKI AND ITS AFFILIATES MANAGE APPROXIMATELY $79 BILLION IN ASSETS, INCLUDING $42 BILLION IN RETAIL MUTUAL FUNDS. TIMBERS IS A GRADUATE OF YALE UNIVERSITY AND HOLDS AN M.B.A. FROM HARVARD UNIVERSITY.

DEAR SHAREHOLDER,

The agreement between the White House and Republican leaders in Congress to balance the federal budget has effectively ended the market correction that began in the first quarter. Such sudden progress on balancing the budget, an initiative that the bond market was anticipating resolution on more than one year ago, is positive news.

  The next several weeks will find Congress and the Clinton administration negotiating toward a final agreement. Unlike previous failed proposals that sought to balance the budget principally by increasing income taxes, the current plan -- which starts from the base of a relatively small deficit -- proposes to slow the growth of federal spending. As such, its prospects are promising.

  Natural skeptics are waiting to see specific legislation to see if the agreement has teeth. While we are optimistic, we need to temper our enthusiasm. Much of the good news associated with a balanced budget was quickly discounted in the higher prices in the stock and bond markets.

  Of particular interest to equity investors is the agreement to reduce the maximum tax rate on capital gains. Although details of the reduction are yet to be known, the prospect of more favorable tax treatment on gains will have the short-term effect of supporting stocks -- investors can be expected to postpone selling until they can qualify for the lower tax rate. With equity sales essentially "frozen" until the effective date is known, the stock market should have a considerable underpinning. Once an effective date is determined, we would expect the pent-up selling to occur once that date is reached. However, then we shall enjoy the long-term positive effect of the lower tax rate on gains.

  Talk of a balanced budget has shifted the spotlight away from the Federal Reserve Board's upward pressure on interest rates. Having declined to raise rates in May, the Fed may still act again at a later date. However, this action may be the last for a while because the economy seems to be slowing down in the second quarter, after the rapid 5.6 percent growth in the first quarter of the year. An economic slowdown would reduce the threat of inflation and reduce the need for further rate hikes by the Fed.

  In fact, a review of the standard measures of the economy shows little to be concerned about. As has been the pattern for more than five years, a few strong quarters followed by a few weak quarters have produced an overall 2 percent to 3 percent rate of growth in gross domestic product (GDP). Job creation and the unemployment rate are consistent with a moderately expanding economy. Corporate profits continue to grow at an expected 4 to 5 percent rate in 1997. The Consumer Price Index continues to track at a 2.5 percent to 3.0 percent rate.

  Just as we see a limited downside to today's rising interest rate environment, so is there a limited upside in the near future. The effect of higher rates will have to work itself through the economy. Higher rates have significant implications for corporate profitability, debt issuance, credit extension and international trade. Post-correction cash flows into the financial markets will be a subject of great scrutiny. One of the factors driving the stock market to its recent all-time high was the unprecedented high level of investment through mutual funds, 401(k)s and qualified contribution plans. It is realistic to expect that, on the margin, some of that cash will find a home in short-term, liquid investments while the stock market sorts itself out.

  Leadership in the stock market has been quite narrow and concentrated for the past six months in large, multinational companies with familiar consumer brand names. The recent rally after the announcement of a balanced budget agreement suggests that once monetary policy is also more certain, leadership may broaden to include small capitalization stocks.

  Higher interest rates are, of course, anathema to the fixed-income market. However, bond investors in the last few weeks have been cheered by the balanced budget proposal and by expectations that interest rates would not go much higher. We expect the bond market to trade in a very narrow range -- with long-

ECONOMIC OVERVIEW

--------------------------------------------------------------------------------
ECONOMIC GUIDEPOSTS
--------------------------------------------------------------------------------

Economic activity is a key influence on investment performance and shareholder decision-making. Periods of recession or boom, inflation or deflation, credit expansion or credit crunch have a significant impact on mutual fund performance.

        The following are some significant economic guideposts and their investment rationale that may help your investment decision-making. The 10-year Treasury rate and the prime rate are prevailing interest rates. The other data report year-to-year percentage changes.

                                  [BAR GRAPH]


                                NOW (4/30/97)   6 MONTHS AGO    1 YEAR AGO      2 YEARS AGO
    10-YEAR TREASURY RATE(1)         6.69            6.53         6.51             7.06
    PRIME RATE(2)*                   8.3             8.25         8.25             9
    INFLATION RATE(3)*               2.79            2.99         2.83             3.05
    THE U.S. DOLLAR(4)               9.32            3.46         8.51           -10.02
    CAPITAL GOOD ORDERS(5)*          6.34            7.46         7.42             9.96
    INDUSTRIAL PRODUCTION(5)*        5.62            3.27         2.57             3.37
    EMPLOYMENT GROWTH(6)             2.23            2.2          2.07             2.79

(1) Falling interest rates in recent years have been a big plus for financial assets.

(2) The interest rate that commercial lenders charge their best borrowers.

(3) Inflation reduces an investor's real return. In the last five years, inflation has been as high as 6%. The low, moderate inflation of the last few years has meant high real returns.

(4) Changes in the exchange value of the dollar impact U.S. exporters and the value of U.S. firms' foreign profits.

(5) These influence corporate profits and equity performance.

(6) An influence on family income and retail sales.

*   Data as of March 31, 1997.

SOURCE:  ECONOMICS DEPARTMENT, ZURICH KEMPER INVESTMENTS, INC.


term interest rates no lower than 6.75 percent and no higher than 7.25 percent. One positive effect of the stock market correction was the widening of spreads available on high yield bonds. As a consequence, high yield bonds today are more reasonably priced.

  A natural response to increased volatility in the U.S. equity market is to look abroad. In fact, the valuations of many international markets are more attractive than the U.S. However, the weak German and Japanese economies make it difficult to identify many exciting near-term opportunities without careful research.

  Our recommendation to shareholders is to stay the course and to fight the temptation to try to time when and where you should be invested. Financial assets react much quicker today to events. Volatility has returned to the market and with it heightened uncertainty. Now is the time to rely on your financial representative for the expertise and the long-term investing discipline that he or she can provide.

  With this commentary as an economic backdrop, we encourage you to read the following detailed report of your fund, including an interview with your fund's portfolio management. Thank you for your continued support. We appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ Stephen B. Timbers

STEPHEN B. TIMBERS
PRESIDENT, CHIEF INVESTMENT AND EXECUTIVE OFFICER
Zurich Kemper Investments, Inc.

May 21, 1997

PERFORMANCE UPDATE

[MIER PHOTO]

CHRIS MIER JOINED ZURICH KEMPER INVESTMENTS, INC. IN 1986 AND IS NOW SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER OF KEMPER MUNICIPAL BOND FUND AND KEMPER INTERMEDIATE MUNICIPAL BOND FUND. MIER RECEIVED A B.A. DEGREE IN ECONOMICS FROM THE UNIVERSITY OF MICHIGAN AND RECEIVED AN M.M. IN FINANCE FROM KELLOGG GRADUATE SCHOOL OF MANAGEMENT AT NORTHWESTERN UNIVERSITY. HE IS A CHARTERED FINANCIAL ANALYST.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

FOR MOST OF THE SIX-MONTH REPORTING PERIOD, THE MUNICIPAL MARKET FOCUSED ON WHETHER OR NOT AN INTEREST RATE INCREASE BY THE FEDERAL RESERVE BOARD WOULD OCCUR. THE MARKET'S QUESTION WAS ANSWERED IN MARCH WHEN THE FED INCREASED SHORT-TERM RATES BY 0.25 PERCENT. PORTFOLIO MANAGER CHRIS MIER EXPLAINS HOW THE FUNDS IN KEMPER NATIONAL TAX-FREE INCOME SERIES PERFORMED IN THE UNCERTAIN MARKET AND HOW HE PREPARED THE FUNDS FOR THE RATE INCREASE.

Q    HOW DID THE FUNDS PERFORM DURING THE FIRST SIX MONTHS OF THE FISCAL YEAR?

A     The funds performed relatively well -- the Class A shares (unadjusted for sales charge) of both outperformed the average six-month returns of their respective Lipper Analytical peer groups (general municipal debt and intermediate municipal debt categories). Most of the funds' returns reflected income from the bonds in the portfolios with some level of price appreciation.


Q    MUNICIPAL BOND YIELDS HAVE FLUCTUATED QUITE A BIT DURING THE LAST SIX
MONTHS. WHAT IMPACT DID THIS HAVE ON THE MARKET?

A    During the first five months of the period, yields in the municipal market fluctuated, but tended to be range-bound. At the end of February, yields were somewhat lower than they had been at the start of the period. This had a modestly positive effect on prices of municipal securities.

  The rise and fall of interest rates was partly based on the market's changing expectations about whether or not the Federal Reserve Board (the Fed) would move to raise short-term interest rates. It was assumed that the Fed would raise short-term rates if there was an indication of the economy growing too quickly and a possible emergence of inflation. We witnessed swings in the market throughout the period on the heels of sometimes conflicting economic reports. However, in March, with accumulating evidence of strong first quarter growth, the Fed did raise short-term interest rates by 0.25 percent. In reaction to this tightening, market yields rose and overall bond performance suffered, erasing some of the gains achieved earlier in the period. The municipal bond market did, however, outperform the Treasury bond market as interest rates rose.


Q    WHEN DID YOU BEGIN TO ANTICIPATE THE FEDERAL RESERVE BOARD INTERVENTION?


A    Throughout the period, we closely monitored economic data releases and managed the funds more defensively as time progressed.

  In January, we began to believe that growth in the economy would exceed market expectations and we were concerned about the potential for wage inflation. Therefore, we began to shorten the durations of the

PERFORMANCE UPDATE

funds to prepare for any rise in rates. Remember, the shorter a fund's duration, the less sensitive it is to interest rate changes. As a result of the funds' shorter durations, they were able to outperform the average of their peers as interest rates jumped in March.


Q    BESIDES ALTERING DURATION, WHAT OTHER TYPES OF ADJUSTMENTS DID YOU MAKE TO
THE FUNDS?


A    In addition to duration adjustments, we added A-rated and BBB-rated bonds on a selective basis. These bonds offered higher coupon rates than some of the funds' higher quality and insured issues. We also continued to focus on maintaining or improving call protection on issues within the portfolios.

  We also continued to favor essential service revenue bonds--bonds used to finance basic governmental services such as water and sewers, transportation and education among other things.


Q    ARE MUNICIPAL BOND FUNDS A GOOD INVESTMENT IN THE CURRENT ECONOMIC
ENVIRONMENT?


A    Municipal bonds may play an important role in rounding out a well-diversified portfolio of investments. The tax-exempt income that municipal bond funds provide could be especially helpful now as many investors may be under-invested in tax-exempt assets. Municipal bonds and equities are both important components of a balanced portfolio. If your exposure to municipal bonds has declined on a relative basis, now may be the right time to review your long-term goals and rebalance your portfolio of investments.


Q    WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET?


A    We anticipate that in order for the Fed to slow growth to its target rate of around 2 1/2 percent, it may need to continue to increase short-term rates. This may rattle the bond market, but if the rate hikes are successful in slowing the economy and warding off inflation, the moves will ultimately be positive for bond investors. Municipal supply should remain close to 1996 levels or even below. We plan to manage the funds cautiously until interest rates stabilize.


TERMS TO KNOW

DURATION Duration is a measure of the interest rate sensitivity of a fixed-income investment or portfolio. The longer the duration, the greater the interest rate risk.

REVENUE BOND INDEX (RBI) RBI is the average yield on 25 revenue bonds with 30-year maturities compiled by The Bond Buyer, a newspaper that covers the municipal bond market.

TOTAL RETURN A fund's total return figure measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in its portfolio for the period. Total return assumes the reinvestment of all dividends and it represents the aggregate percentage or dollar value change over the period.

YIELD A fund's yield is a measure of the net investment income per share earned over a specific one month or 30-day period expressed as a percentage of the maximum offering price of the fund's shares at the end of the period.

PORTFOLIO STATISTICS

KEMPER MUNICIPAL BOND FUND

PORTFOLIO COMPOSITION*

----------------------------------------------------------------------------
                                             ON 3/31/97           ON 9/30/96
----------------------------------------------------------------------------
REVENUE BONDS                                    69%                     74%
----------------------------------------------------------------------------
GENERAL OBLIGATION BONDS                         14                      15
----------------------------------------------------------------------------
U.S. GOVERNMENT SECURED                           9                       9
----------------------------------------------------------------------------
CASH AND EQUIVALENTS                              8                       2
----------------------------------------------------------------------------
                                                100%                    100%

                                            [PIE CHART]           [PIE CHART]
                                             ON 3/31/97            ON 9/30/96

QUALITY

----------------------------------------------------------------------------
                                             ON 3/31/97           ON 9/30/96
----------------------------------------------------------------------------
AAA                                              50%                     58%
----------------------------------------------------------------------------
AA                                               11                       9
----------------------------------------------------------------------------
A                                                10                      11
----------------------------------------------------------------------------
BBB                                              23                      18
----------------------------------------------------------------------------
BB                                                2                      --
----------------------------------------------------------------------------
NOT RATED                                         4                       4
----------------------------------------------------------------------------
                                                100%                    100%

                                            [PIE CHART]           [PIE CHART]
                                             ON 3/31/97            ON 9/30/96

* Portfolio composition is subject to change.

PORTFOLIO STATISTICS

YEARS TO MATURITY

                                         ON 3/31/97                ON 9/30/96
1-10 YEARS                                   12%                       11%
----------------------------------------------------------------------------
11-20 YEARS                                  44                        53
----------------------------------------------------------------------------
21 + YEARS                                   44                        36
----------------------------------------------------------------------------
                                            100%                      100%


                                             [PIE CHART]           [PIE CHART]
                                             ON 3/31/97            ON 9/30/96




AVERAGE MATURITY                             17.1 YEARS            17.6 YEARS
----------------------------------------------------------------------------

PORTFOLIO STATISTICS

KEMPER INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO COMPOSITION*

-------------------------------------------------------------------------------
                                             ON 3/31/97              ON 9/30/96
-------------------------------------------------------------------------------
REVENUE BONDS                                    62%                     70%
-------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS                         22                      25
-------------------------------------------------------------------------------
U.S. GOVERNMENT SECURED                           6                       3
-------------------------------------------------------------------------------
CASH AND EQUIVALENTS                             10                       2
-------------------------------------------------------------------------------
                                                100%                    100%

                                            [PIE CHART]             [PIE CHART]
                                             ON 3/31/97              ON 9/30/96
QUALITY

-------------------------------------------------------------------------------
                                             ON 3/31/97              ON 9/30/96
-------------------------------------------------------------------------------
AAA                                              49%                     62%
-------------------------------------------------------------------------------
AA                                               17                      16
-------------------------------------------------------------------------------
A                                                 4                       4
-------------------------------------------------------------------------------
BBB                                              20                      16
-------------------------------------------------------------------------------
NOT RATED                                        10                       2
-------------------------------------------------------------------------------
                                                100%                    100%

                                            [PIE CHART]             [PIE CHART]
                                             ON 3/31/97              ON 9/30/96

* Portfolio composition is subject to change.

PORTFOLIO STATISTICS

YEARS TO MATURITY

-------------------------------------------------------------------------------
                                         ON 3/31/97                ON 9/30/96
-------------------------------------------------------------------------------
1-10 YEARS                                   74%                       78%
-------------------------------------------------------------------------------
11-20 YEARS                                  26                        22
-------------------------------------------------------------------------------
                                            100%                      100%

                                         [PIE CHART]               [PIE CHART]
                                         ON 3/31/97                ON 9/30/96

AVERAGE MATURITY

-------------------------------------------------------------------------------
                                             ON 3/31/97              ON 9/30/96
-------------------------------------------------------------------------------
AVERAGE MATURITY                             7.2 YEARS               9.1 YEARS
-------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

KEMPER MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS AT MARCH 31, 1997
(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL
                                ISSUER                                                      AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL AND
  INTEREST BY UNITED STATES GOVERNMENT SECURITIES
--------------------------------------------------------------------------------------------------------------------
                                Gen. Oblg. NY:
                                  7.75% to be called 08-15-01 @ 102                        $  3,285   $    3,720
                                  8.40% to be called 11-15-01 @ 102                          27,540       32,045
                                ------------------------------------------------------------------------------------
                                Local Government Assistance Corp., NY, Rev., 7.375% and
                                  7.50%, to be called 04-01-01 @ 102                          9,675       10,829
                                ------------------------------------------------------------------------------------
                                Power Auth., NY, Electrical Rev., 8.00%, to be called
                                  01-01-98 @ 102                                             10,000       10,502
                                ------------------------------------------------------------------------------------
                                Dormitory Auth., NY, State University Educational
                                  Facilities, Rev., 7.25%, to be called 05-15-02 @ 102        3,810        4,299
                                ------------------------------------------------------------------------------------
                                Mental Health Services, NY, Facilities Improvement, Rev.,
                                  7.75%, to be called 08-15-00 @ 102                          1,965        2,168
                                ------------------------------------------------------------------------------------
                                Municipal Water Finance Auth., NY, Water and Sewer
                                  System, Rev., 7.00%, to be called 06-15-01 @ 101              760          833
                                ------------------------------------------------------------------------------------
                                Public Power Supply System, WA, Nuclear Proj. #2, Rev.,
                                  7.00%, to be called 07-01-00 @ 102                         47,355       51,570
                                ------------------------------------------------------------------------------------
                                Philadelphia, PA:
                                  Gas Works Rev., 7.70%, to be called 06-15-01 @ 102         14,850       16,741
                                  Municipal Auth., PA, Criminal Justice Center Rev.,
                                  7.80%:
                                  to be called 04-01-98 @ 102                                   365          386
                                  to be called 04-01-00 @ 100                                 3,635        3,962
                                ------------------------------------------------------------------------------------
                                Industrial Dev. Auth., PA, Economic Dev., Rev., 7.00%, to
                                  be called 07-01-01 @ 102                                    5,000        5,491
                                ------------------------------------------------------------------------------------
                                City and County of Denver, CO, Airport System Rev., 7.25%
                                  and 7.50%, to be called 11-15-02 @ 102                     15,690       17,872
                                ------------------------------------------------------------------------------------
                                Health Facilities Auth., CO, Vail Valley Medical Center,
                                  Rev., 8.125%, to be called 06-01-99 @ 102                   7,000        7,642
                                ------------------------------------------------------------------------------------
                                Skyway Toll Bridge, IL, Rev., 6.75%, to be called
                                  01-01-04 @ 102                                             15,400       17,086
                                ------------------------------------------------------------------------------------
                                Chicago, IL, Tax Increment Allocation Bonds, Central
                                  Station, Rev., 8.90%, to be called 01-01-02 @ 102           1,745        2,081
                                ------------------------------------------------------------------------------------
                                Clermont County Hospital Facilities, OH, Mercy Health
                                  Systems, Rev., 7.50%:
                                    to be called 09-01-99 @ 102                               2,280        2,527
                                    to be called 09-01-01 @ 100                               7,720        8,406
                                ------------------------------------------------------------------------------------
                                Franklin County, OH, Mount Carmel Health Hospital, Rev.,
                                  7.25%, to be called 06-01-00 @ 102                          5,495        6,010
                                ------------------------------------------------------------------------------------
                                Scioto County, OH, USHCSO-Portsmouth Proj., Hospital
                                  Facilities, Rev., 7.625%, to be called 05-15-98 @ 102       2,000        2,118
                                ------------------------------------------------------------------------------------
                                Hospital Finance Auth., MI, Henry Ford Health System,
                                  Rev., 7.00%, to be called 07-01-00 @ 102                   11,000       11,965
                                ------------------------------------------------------------------------------------
                                Detroit, MI, Gen. Oblg., 6.80%, to be called 04-01-05 @
                                  101                                                         3,000        3,378
                                ------------------------------------------------------------------------------------
                                Palm Beach County, FL, Solid Waste Auth., Rev., 8.75%, to
                                  be called 07-01-97 @ 103                                   13,755       14,333
                                ------------------------------------------------------------------------------------
                                Jacksonville Health Facilities Auth., FL, Baptist Medical
                                  Center, Rev., 11.50%, to be called 10-01-03 to 10-01-06
                                  @ 100                                                         100          144
                                ------------------------------------------------------------------------------------
                                Camden County, NJ, Municipal Utility Auth., Rev., 8.25%,
                                  to be called 12-01-97 @ 102                                 9,485        9,945
                                ------------------------------------------------------------------------------------
                                Essex County Improvement Auth., NJ, County Jail and Youth
                                  Housing Proj., Lease Rev., 6.90%, to be called 12-01-04
                                  @ 102                                                       2,645        3,010
                                ------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)

----------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL
                                ISSUER                                                       AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------
                                Health and Educational Facilities Auth., MO, Christian
                                  Health Services Dev. Corp., Rev., 6.875%, to be called
                                  02-15-01 @ 102                                           $  7,000   $    7,654
                                --------------------------------------------------------------------------------
                                St. Louis County, MO, Regional Convention & Sports
                                  Complex Auth., Rev., 7.00%, to be called 08-15-03 @ 100     4,380        4,892
                                --------------------------------------------------------------------------------
                                Charleston County, SC, Charleston Public Facilities
                                  Corp., Certificates of Participation, Rev., 6.875% and
                                    7.00%, to be called 06-01-01 @ 102                        7,260        8,232
                                --------------------------------------------------------------------------------
                                Lancaster County Water and Sewer District, SC, Waterworks
                                  and Sewer System Improvement,
                                    Rev., 6.75%, to be called 05-01-01 @ 102                  3,000        3,275
                                --------------------------------------------------------------------------------
                                Hospital Auth. of Marion County, IN, University Heights
                                  Hospital, Rev., 8.625%, to be called 10-01-99 @ 102         7,195        8,022
                                --------------------------------------------------------------------------------
                                Albuquerque Southwest Community Health Services, NM,
                                  Rev., 10.125%, to be called 08-01-08 @ 100                  4,000        5,129
                                --------------------------------------------------------------------------------
                                Gaithersburg, MD, First Mortgage Economic Dev., Asbury
                                  Methodist Home Incorporated, Rev., 7.85%,
                                    to be called 01-01-00 @ 102                               4,000        4,390
                                --------------------------------------------------------------------------------
                                Riverside County, CA, Riverside Juvenile Facilities
                                  Corp., Certificates of Participation, Rev., 8.00%, to
                                  be called
                                    10-01-98 @ 102                                            4,000        4,306
                                --------------------------------------------------------------------------------
                                Kenton County Airport Board, KY, Greater Cincinnati
                                  Int'l. Airport, Rev., 8.25%, to be called 03-01-98 @
                                  102                                                         1,620        1,715
                                --------------------------------------------------------------------------------
                                Ector County, TX, Hospital District, Rev., 7.30%, to be
                                  called 04-15-02 @ 102                                         550          619
                                --------------------------------------------------------------------------------
                                Austin TX, Water, Sewer and Electric Rev., 14.00%, to be
                                  called 11-15-01 @ 100                                         105          126
                                --------------------------------------------------------------------------------
                                TOTAL ADVANCE REFUNDED OBLIGATIONS--9.4%                                 297,423
----------------------------------------------------------------------------------------------------------------

OTHER MUNICIPAL OBLIGATIONS
----------------------------------------------------------------------------------------------------------------
NEW YORK--8.2%                  Dormitory Auth., State University Educational Facility,
                                  Rev., 5.75% and 6.00%, 2010 through 2014                   37,100       37,606
                                --------------------------------------------------------------------------------
                                Environmental Quality, Gen. Oblg., 6.50%, 2011                4,260        4,600
                                --------------------------------------------------------------------------------
                                Environmental Facilities Corp., State Water Pollution
                                  Control, Revolving Fund Rev., 6.875% to 7.25%, 2010
                                  through 2014                                               18,875       20,959
                                --------------------------------------------------------------------------------
                                Medical Care Facilities Finance Agcy.:
                                  Hospital, Mortgage Rev., 6.75%, 2014                        8,000        8,685
                                  Hospital and Nursing Home, Rev., 6.45%, 2009                8,755        9,360
                                  Mental Health Services Facilities Improvement, Rev.,
                                    7.75%, 2010                                               1,970        2,153
                                --------------------------------------------------------------------------------
                                Metropolitan Transit Auth., Transit Facilities, Rev.,
                                  6.25% and 6.00%, 2014 and 2020                             11,000       11,472
                                --------------------------------------------------------------------------------
                                New York City:
                                  Gen. Oblg., 5.875% to 8.40%, 2000 through 2026            107,600      104,980
                                  Industrial Dev. Auth., USTA National Tennis Center Inc.
                                    Proj., Civil Facility Rev., 6.50% and 6.60%, 2010 and
                                    2011                                                      6,485        7,024
                                  Municipal Water Finance Auth., Rev., 7.00%, 2015              740          799
                                --------------------------------------------------------------------------------
                                Port Auth. of New York and New Jersey:
                                  LaGuardia Airport Passenger Terminal, Special
                                    Obligation, Rev., 9.125%, 2015                            3,150        3,573
                                  Rev., 6.00% to 6.50%, 2008 through 2015                    14,445       15,009
                                --------------------------------------------------------------------------------
                                Triborough Bridge and Tunnel Auth., Rev., 8.125%, 2012       14,000       14,675
                                --------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

----------------------------------------------------------------------------------------------------------------
                                 ISSUER                                                   PRINCIPAL
                                                                                             AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------
                                Urban Dev. Corp., Correctional Facilities, Rev., 5.375%
                                  to 5.70%, 2015 through 2025                              $ 23,155   $   21,451
                                --------------------------------------------------------------------------------
                                                                                                         262,346
----------------------------------------------------------------------------------------------------------------
ILLINOIS--7.8%                  Chicago:
                                  Board of Education, Gen. Oblg., 6.00% and 6.25%, 2009
                                    through 2020                                             27,235       28,695
                                  Gas Supply, Peoples Gas, Light and Coke Company, Rev.,
                                    8.10%, 2020                                               8,250        9,049
                                --------------------------------------------------------------------------------
                                City of East St. Louis, Illinois Dev. Finance Auth., Debt
                                  Restructuring Rev., 7.50%, 2013                             3,750        4,100
                                --------------------------------------------------------------------------------
                                County of Cook, Gen. Oblg., 6.50% and 6.60%, 2012
                                  through 2022                                               69,595       75,544
                                --------------------------------------------------------------------------------
                                Dev. Finance Auth.:
                                  Pollution Control, Commonwealth Edison Company Proj.,
                                    Rev., 6.75%, 2015                                        16,780       18,222
                                  Catholic Health Partners Services Rev., 5.30%, 2018        10,350        9,362
                                --------------------------------------------------------------------------------
                                Freeport, Single Family Mortgage Rev., 7.40%, 2010            1,305        1,309
                                --------------------------------------------------------------------------------
                                Harvard, Multifamily Housing, Northfield Court, Rev.,
                                  8.80%, 2008                                                 3,855        4,088
                                --------------------------------------------------------------------------------
                                Health Facilities Auth.:
                                  Northwestern Medical Faculty Foundation, Inc.,
                                    Healthcare Facilities Rev., 6.50%, 2015                   3,900        4,115
                                  South Suburban Hospital, Rev., 7.00%, 2009                  7,750        8,642
                                --------------------------------------------------------------------------------
                                O'Hare International Airport:
                                  General Rev., 6.00% and 6.375%, 2012                       20,000       20,873
                                  International Terminal, Special Rev., 6.75%, 2018          23,350       24,828
                                --------------------------------------------------------------------------------
                                Regional Transportation Auth., Gen. Oblg., 6.70%, 2021       25,800       29,021
                                --------------------------------------------------------------------------------
                                Sports Facilities Auth., Rev., 7.875%, 2010                   2,990        3,232
                                --------------------------------------------------------------------------------
                                St. Charles, Wessel Court Proj., Multifamily Housing
                                  Rev., 7.60%, 2024                                           3,895        3,973
                                --------------------------------------------------------------------------------
                                University Park, Governors Gateway Industrial Park, Tax
                                  Increment Rev., 8.50%, 2011                                 2,865        3,121
                                --------------------------------------------------------------------------------
                                                                                                         248,174
----------------------------------------------------------------------------------------------------------------
COLORADO--6.6%                  Adams County, Gen. Oblg., 6.125%, 2007                        4,280        4,517
                                --------------------------------------------------------------------------------
                                Arapahoe County, Public Highway Auth., Rev., 6.95% and
                                  7.00%, 2020 and 2026                                      105,525      112,314
                                --------------------------------------------------------------------------------
                                City and County of Denver:
                                  Airport System Rev., 6.55% to 8.75%, 2002 through 2023     52,065       56,892
                                  Gen. Oblg., 6.50%, 2010                                     6,225        6,906
                                --------------------------------------------------------------------------------
                                Douglas County School District No. 1, Douglas and Elbert
                                  Counties, Gen. Oblg., 7.00% and 6.50%, 2013 and 2016       10,715       12,355
                                --------------------------------------------------------------------------------
                                Health Facilities Auth., Covenant Retirement Communities,
                                  Inc., Rev., 6.75%, 2015 and 2025                            5,900        6,082
                                --------------------------------------------------------------------------------
                                Housing Finance Auth., Single Family Mortgage Rev.,
                                  7.65%, 2022                                                   660          689
                                --------------------------------------------------------------------------------
                                Metropolitan Wastewater Reclamation District, Gen. Oblg.,
                                  6.00%, 2010                                                11,505       11,786
                                --------------------------------------------------------------------------------
                                                                                                         211,541
----------------------------------------------------------------------------------------------------------------
TEXAS--6.5%                     Austin:
                                  Combined Utility Systems Rev., 6.00%, 2013                  9,500        9,944
                                  Water, Sewer and Electric Rev., 14.00%, 2001                2,895        3,678
                                --------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

----------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL
                                ISSUER                                                       AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------
                                Brazos River Auth., Texas Utilities Electric Company
                                  Proj., Rev., 8.125%, 2020                                $  4,495   $    4,887
                                --------------------------------------------------------------------------------
                                Conroe Independent School Dist., Rev., 5.25%, 2021            4,850        4,457
                                --------------------------------------------------------------------------------
                                Dallas-Fort Worth International Airport, Facility
                                  Improvement, Rev., 6.00%, 2014                              6,590        6,477
                                --------------------------------------------------------------------------------
                                Denison Hospital Auth., Rev., 6.125%, 2012 and 2027           3,000        2,926
                                --------------------------------------------------------------------------------
                                Department of Housing and Community Affairs, Rev., 6.40%,
                                  2027                                                        3,350        3,399
                                --------------------------------------------------------------------------------
                                Georgetown Higher Education Finance Corp., Southwestern
                                  University Proj., Rev., 6.25%, 2009                           840          871
                                --------------------------------------------------------------------------------
                                Gulf Coast Waste Disposal Auth., Rev., 6.875%, 2028          12,750       13,258
                                --------------------------------------------------------------------------------
                                Harris County:
                                  Hospital District, Mortgage Rev., 7.40%, 2010               6,940        8,171
                                  Toll Road Unlimited Tax and Subordinate Lien, Rev.,
                                    6.75%, 2014                                              15,000       16,194
                                --------------------------------------------------------------------------------
                                Housing Agcy., Single Family Mortgage Rev., 7.15%, 2012         870          903
                                --------------------------------------------------------------------------------
                                Houston:
                                  Higher Education Finance Corp., University of St.
                                    Thomas, Rev., 7.25%, 2007                                 1,445        1,532
                                  Water and Sewer Junior Lien, Rev., 6.20% and 5.25%,
                                    2020 and 2022                                            22,270       21,504
                                --------------------------------------------------------------------------------
                                Port Arthur Airport and Marina Improvement, Gen. Oblg.,
                                  6.125%, 2019                                                9,000        9,100
                                --------------------------------------------------------------------------------
                                Red River Auth., Pollution Control Rev., 6.00%, 2020         14,150       14,200
                                --------------------------------------------------------------------------------
                                Rio Grande Valley, Health Facilities Dev. Corp., Golden
                                  Palms Retirement and Health Center, Rev., 6.40%, 2012       3,700        3,879
                                --------------------------------------------------------------------------------
                                Sabine River Auth., Texas Utilities Electric Company,
                                  Rev., 6.10% and 8.125%, 2018 and 2020                      31,670       32,197
                                --------------------------------------------------------------------------------
                                State, Gen. Oblg., 7.00%, 2012                               10,739       10,733
                                --------------------------------------------------------------------------------
                                State Veteran's Land Bonds, Gen. Oblg., 6.40%, 2024           8,550        8,882
                                --------------------------------------------------------------------------------
                                Titus County Hospital District Improvement, Rev., 6.125%,
                                  2013                                                        6,700        6,611
                                --------------------------------------------------------------------------------
                                Travis County Housing Finance Corp., Residential
                                  Mortgage, Senior Rev., 7.00%, 2011                            375          396
                                --------------------------------------------------------------------------------
                                Turnpike Auth., Dallas North Tollway System, Rev., 5.00%,
                                  2025                                                       25,410       22,508
                                --------------------------------------------------------------------------------
                                                                                                         206,707
----------------------------------------------------------------------------------------------------------------
CALIFORNIA--6.0%                City of Los Angeles, Department of Water & Power,
                                  Electric Plant, Rev., 4.75%, 2012 and 2017                  8,650        7,613
                                --------------------------------------------------------------------------------
                                City of Santa Clara, Sports and Open Space Auth.,
                                  Certificates of Participation, Rev., 4.75%, 2014            5,000        4,382
                                --------------------------------------------------------------------------------
                                Department of Corrections, Rev., 5.40%, 2009                  8,060        8,091
                                --------------------------------------------------------------------------------
                                Foothill/Eastern Transit Corridor Agcy., Tollroad Rev.,
                                  zero coupon to 6.50%, 2016 through 2035                   106,575       62,901
                                --------------------------------------------------------------------------------
                                Harbor Department of Los Angeles, Rev., 5.375%, 2023         20,500       18,745
                                --------------------------------------------------------------------------------
                                Imperial Irrigation District, Certificates of
                                  Participation, Electric System Proj., Rev., 6.75%, 2011     3,500        3,857
                                --------------------------------------------------------------------------------
                                Los Angeles County, Metropolitan Sales Tax Rev., 6.00%,
                                  2020                                                       18,865       18,978
                                --------------------------------------------------------------------------------
                                Metropolitan Water District of Southern California, Rev.,
                                  5.00%, 2027                                                27,750       24,438
                                --------------------------------------------------------------------------------
                                Orange County, Recovery Certificates of Participation,
                                  Rev., 5.60% and 5.70%, 2009 and 2010                       19,425       19,724
                                --------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                 ISSUER                                                        AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------
                                Regents of University of California, Multiple Purpose
                                  Proj., Rev., 4.875% , 2019                               $  7,100   $    6,103
                                --------------------------------------------------------------------------------
                                San Diego Industrial Dev. Auth., Rev., 6.10%, 2019           14,600       14,751
                                --------------------------------------------------------------------------------
                                                                                                         189,583
----------------------------------------------------------------------------------------------------------------
NEW JERSEY--5.8%                Camden County, Municipal Utilities Auth., Rev., 8.25%,
                                  2017                                                        6,115        6,404
                                --------------------------------------------------------------------------------
                                Essex County, Property and Equipment Improvement Leasing
                                  Program, Rev., 6.50%, 2012                                  4,050        4,346
                                --------------------------------------------------------------------------------
                                Health Care Facilities Financing Auth.:
                                  Atlantic City Medical Center, Rev., 6.80%, 2011             6,840        7,309
                                  Southern Ocean County Hospital, Rev., 6.125%, 2013          3,735        3,739
                                  West Jersey Health System, Rev., 6.125%, 2012              11,000       11,389
                                --------------------------------------------------------------------------------
                                Jersey City Sewer Auth., Rev., 4.50%, 2019                   13,000       10,737
                                --------------------------------------------------------------------------------
                                North Hudson Sewerage Auth., Rev., 5.125%, 2022               7,300        6,690
                                --------------------------------------------------------------------------------
                                Salem Pollution Control Financing Auth., Rev., 6.20%,
                                  2030                                                       20,000       20,547
                                --------------------------------------------------------------------------------
                                Turnpike Auth., Rev., 6.20% to 10.375%, 2003 through 2016   103,950      113,772
                                --------------------------------------------------------------------------------
                                                                                                         184,933
----------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--3.7%              Allegheny County, Environmental Improvement Rev., 6.10%,
                                  2018 and 2020                                              11,640       11,596
                                --------------------------------------------------------------------------------
                                Armstrong County Hospital Auth., St. Francis Medical
                                  Center Proj., Rev., 6.25%, 2013                            11,350       11,776
                                --------------------------------------------------------------------------------
                                Bethlehem Area School District, Gen. Oblg., 6.00%, 2016       9,500        9,607
                                --------------------------------------------------------------------------------
                                Columbia County, Industrial Dev. Auth., First Mortgage
                                  Rev., 9.00%, 2014                                           1,600        1,698
                                --------------------------------------------------------------------------------
                                Convention Center Auth., Rev., 6.70% and 6.75%,
                                  2014 and 2019                                              12,525       13,287
                                --------------------------------------------------------------------------------
                                Hazelton-Saint Joseph Medical Center, Rev.,
                                  6.125% and 6.20%, 2016 and 2026                             6,705        6,566
                                --------------------------------------------------------------------------------
                                Higher Educational Facilities Auth., College Rev.,
                                  5.85% and 5.90%, 2017 and 2027                              4,875        4,657
                                --------------------------------------------------------------------------------
                                Jenrette City Health Services Auth., Rev., 6.00%, 2018          945          930
                                --------------------------------------------------------------------------------
                                Lehigh County, General Purpose Auth., Lehigh Valley
                                  Hospital Inc., Rev., 6.50%, 2010                            6,000        6,438
                                --------------------------------------------------------------------------------
                                McKean County Hospital Auth., Bradford Hospital Proj.,
                                  Rev., 5.95% and 6.10%, 2008 and 2020                        8,300        8,083
                                --------------------------------------------------------------------------------
                                Monroeville, Hospital Auth., Forbes Health System, Rev.,
                                  6.25%, 2015                                                 6,375        6,448
                                --------------------------------------------------------------------------------
                                Philadelphia:
                                  Gas Works Rev., 6.375%, 2014                               31,080       32,081
                                  Municipal Auth., Lease Rev., 6.25% and 6.30%,
                                    2013 and 2017                                             4,800        4,794
                                --------------------------------------------------------------------------------
                                                                                                         117,961
----------------------------------------------------------------------------------------------------------------
MISSOURI--3.4%                  Clarence Cannon Wholesale Water Commission, Water Rev.,
                                  6.00%, 2020                                                10,000        9,337
                                --------------------------------------------------------------------------------
                                Environmental Improvement and Energy Resources Auth.,
                                  Pollution Control Rev., 5.25%, 2009                         5,000        4,947
                                --------------------------------------------------------------------------------
                                Health and Educational Facilities Auth., Rev., 5.125%,
                                  2016                                                        5,000        4,645
                                --------------------------------------------------------------------------------
                                Kansas City Municipal Assistance, Leasehold -H- Roe
                                  Bartle, Rev., 5.00%, 2020                                  22,235       20,028
                                --------------------------------------------------------------------------------
                                Lake of the Ozarks Community Bridge Corp., Bridge System,
                                  Rev., 6.25% and 6.40%, 2016 and 2025                       15,550       15,050
                                --------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

                                ----------------------------------------------------------------------------------------
                                                                                           PRINCIPAL
                                ISSUER                                                      AMOUNT               VALUE
                                ----------------------------------------------------------------------------------------
                                Sikeston, Electric System, Rev., 6.20% and 5.00%,
                                  2010 and 2022                                            $ 33,320           $   31,018
                                ----------------------------------------------------------------------------------------
                                St. Louis:
                                  Gen. Oblg., 7.90%, 2021                                     5,000                5,826
                                  Scullin Redev. Proj., Tax Increment Rev., 10.00%, 2010      8,705               10,350
                                ----------------------------------------------------------------------------------------
                                Water Pollution Control, Rev., 5.75%, 2014                    5,980                6,072
                                ----------------------------------------------------------------------------------------
                                                                                                                 107,273
------------------------------------------------------------------------------------------------------------------------
MARYLAND--2.6%                  City of Gaithersburg, Economic Dev., Asbury Methodist
                                  Home Incorporated, First Mortgage Rev., 5.50%, 2015 and
                                  2020                                                       15,500               14,680
                                ----------------------------------------------------------------------------------------
                                Community Dev. Administration, Department of Housing and
                                  Community Dev., Rev., 7.85%, 2029                           4,040                4,105
                                ----------------------------------------------------------------------------------------
                                Energy Financing Administration, AES Warrior Run Proj.,
                                  Rev., 7.40%, 2019                                          24,100               25,282
                                ----------------------------------------------------------------------------------------
                                Health & Higher Educational Facilities Auth., Doctors'
                                  Community Hospital Proj., Rev., 5.50% and 5.75%,
                                  2024 and 2013                                              19,885               18,299
                                ----------------------------------------------------------------------------------------
                                Northeast Maryland Waste Disposal Auth., Southwest
                                  Resource Recovery Facility, Rev., 7.20%, 2006               1,500                1,694
                                ----------------------------------------------------------------------------------------
                                Stadium Auth., Sports Facilities Lease Rev., 7.60%, 2019     17,200               18,693
                                ----------------------------------------------------------------------------------------
                                                                                                                  82,753
------------------------------------------------------------------------------------------------------------------------
FLORIDA--2.5%                   Alachua County, Public Improvement, Rev., 5.125%, 2021        5,000                4,553
                                ----------------------------------------------------------------------------------------
                                Broward County:
                                  Airport System Rev., 7.625%, 2013                           2,620                2,783
                                  Waste Energy Company, Rev., 7.95%, 2008                    12,815               13,931
                                ----------------------------------------------------------------------------------------
                                Citrus County, Pollution Control Rev., 6.35%, 2022            7,000                7,292
                                ----------------------------------------------------------------------------------------
                                Department of Environmental Protection, Rev., 5.00%, 2020    11,500               10,274
                                ----------------------------------------------------------------------------------------
                                Greater Orlando Aviation Auth., Rev., 8.375%, 2016            3,065                3,274
                                ----------------------------------------------------------------------------------------
                                Hillsborough County Industrial Dev. Auth., Tampa
                                  Electric, Rev., 8.00%, 2022                                10,000               11,550
                                ----------------------------------------------------------------------------------------
                                Jacksonville Health Facilities Auth., Baptist Medical
                                  Center, Rev., 11.50%, 2012                                     85                  137
                                ----------------------------------------------------------------------------------------
                                Orange County Health Facilities Auth., Rev.,
                                  6.25%, 2016 and 2021                                        7,000                7,500
                                ----------------------------------------------------------------------------------------
                                Orlando Utilities Commission, Water and Electrical Rev.,
                                  6.75%, 2017                                                 3,500                3,976
                                ----------------------------------------------------------------------------------------
                                Pasco County, Solid Waste Disposal and Resource Recovery,
                                  Rev., 7.80%, 2011                                          13,730               14,486
                                ----------------------------------------------------------------------------------------
                                                                                                                  79,756
------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--2.5%             Bay Transit Auth., General Transportation System, Rev.,
                                  5.875% and 6.20%, 2015 and 2016                            22,915               23,826
                                ----------------------------------------------------------------------------------------
                                Consolidated Loan Series B, Gen. Oblg., 6.50%, 2011           5,940                6,387
                                ----------------------------------------------------------------------------------------
                                Municipal Wholesale Electric Company, Power Supply
                                  System, Rev., 6.00% to 6.75%, 2011 through 2018            37,055               38,780
                                ----------------------------------------------------------------------------------------
                                Port Auth., Rev., 13.00%, 2013                                1,500                2,512
                                ----------------------------------------------------------------------------------------
                                Water Restoration Auth., Rev., 6.00%, 2020                    8,000                8,042
                                ----------------------------------------------------------------------------------------
                                                                                                                  79,547
------------------------------------------------------------------------------------------------------------------------
NEW MEXICO--2.3%                Albuquerque:
                                  Health Care, Ltd. Proj., Rev., 9.75%, 2014                  1,375                1,458
                                  Southwest Community Health Services, Rev., 10.00%, 2003       900                1,089
                                ----------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

                                --------------------------------------------------------------------------------------
                                                                                                PRINCIPAL
                                ISSUER                                                           AMOUNT        VALUE
                                --------------------------------------------------------------------------------------
                                Farmington, Pollution Control Rev., 6.30% to 6.40%,
                                  2016 through 2023                                              $ 62,795   $   63,048
                                --------------------------------------------------------------------------------------
                                Los Alamos County, Utility System, Rev., 6.10%, 2010                4,400        4,587
                                --------------------------------------------------------------------------------------
                                Socorro Hospital System, Southwest Community Health
                                  Services, Rev., 10.00%, 2003                                      1,370        1,657
                                --------------------------------------------------------------------------------------
                                Truth or Consequences, Nursing Home Improvement, Sierra
                                  Health Care, Inc., Rev., 9.75%, 2014                                920          975
                                --------------------------------------------------------------------------------------
                                                                                                                72,814
----------------------------------------------------------------------------------------------------------------------
OHIO--2.2%                      Building Auth., Workers Compensation Facility, William
                                  Green Building, Rev., 4.75%, 2014                                10,230        9,043
                                --------------------------------------------------------------------------------------
                                City of Springdale, Hospital Facilities First Mortgage,
                                  Southwestern Ohio Seniors Services, Rev., 6.00%, 2018             1,250        1,227
                                --------------------------------------------------------------------------------------
                                Cleveland, Public Power System Improvement, First
                                  Mortgage Rev., 7.00%, 2017                                          850          891
                                --------------------------------------------------------------------------------------
                                Cuyahoga County:
                                  Merida Health System, Hospital Rev., 6.25%, 2014                  7,050        7,192
                                  Port Auth., Rev., 6.00%, 2007                                     1,250        1,221
                                --------------------------------------------------------------------------------------
                                Higher Education Facility Commission, Rev., 6.70%, 2003             6,725        7,194
                                --------------------------------------------------------------------------------------
                                Lucas County Health Facilities, Rev., 6.625% and 6.75%,
                                  2014 and 2020                                                     4,000        3,999
                                --------------------------------------------------------------------------------------
                                Marion County Health Care Facilities and Improvement,
                                  United Church Homes Proj., Rev., 6.375% and 6.30%, 2010
                                  and 2015                                                          6,900        6,933
                                --------------------------------------------------------------------------------------
                                North Olmstead City, Gen. Oblg., 6.20%, 2011                          300          324
                                --------------------------------------------------------------------------------------
                                University of Cincinnati, University Center Project,
                                  Rev., 5.125%, 2024                                               10,075        9,182
                                --------------------------------------------------------------------------------------
                                Village of Green Springs, St. Francis Health Care Center
                                  Proj., Rev., 7.00% and 7.125%, 2014 and 2025                      8,640        8,749
                                --------------------------------------------------------------------------------------
                                Waterworks First Mortgage, Rev., 6.50%, 2011                        4,580        4,888
                                --------------------------------------------------------------------------------------
                                Willoughby Industrial Dev. Auth., Rev., 6.875%, 2016                2,250        2,275
                                --------------------------------------------------------------------------------------
                                Worthington City School District, Gen. Oblg., 6.375%,
                                  2012                                                              6,210        6,604
                                --------------------------------------------------------------------------------------
                                                                                                                69,722
----------------------------------------------------------------------------------------------------------------------
KENTUCKY--1.8%                  Dev. Finance Auth., Baptist Hospital Inc., Rev., 7.625%,
                                  2011                                                              2,000        2,120
                                --------------------------------------------------------------------------------------
                                Hopkins County, The Trover Clinic Foundation, Rev.,
                                  6.625%, 2011                                                      4,000        4,283
                                --------------------------------------------------------------------------------------
                                Kenton County Airport Board, Greater Cincinnati
                                  International Airport, Rev., 6.30% to 8.25%, 2015 and
                                  2021                                                             44,300       46,672
                                --------------------------------------------------------------------------------------
                                Trimble County, Louisville Gas & Electric Company, Rev.,
                                  7.75%, 2019                                                       1,840        1,919
                                --------------------------------------------------------------------------------------
                                Turnpike Auth., Toll Road, Rev., 8.50%, 2004                          780          799
                                --------------------------------------------------------------------------------------
                                                                                                                55,793
----------------------------------------------------------------------------------------------------------------------
MICHIGAN--1.7%                  Building Auth., Rev., 6.75%, 2011                                   9,750       10,445
                                --------------------------------------------------------------------------------------
                                City of Battle Creek and Calhoun County, Downtown Dev.
                                  Auth., Tax Increment Rev., 7.60%, 2016                            3,800        4,308
                                --------------------------------------------------------------------------------------
                                Detroit, Gen. Oblg., 6.25% and 6.70%, 2010                          5,910        6,105
                                --------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

                                ------------------------------------------------------------------------------------
                                                                                           PRINCIPAL
                                 ISSUER                                                      AMOUNT        VALUE
                                ------------------------------------------------------------------------------------
                                Hospital Finance Auth.:
                                  Gratiot Community Hospital, Rev., 6.10%, 2007            $  2,250   $    2,289
                                  Sisters of Mercy Health Corp., Rev., 7.50%, 2007 and
                                    2013                                                      9,000        9,381
                                  McLaren Oblg. Group, Rev., 5.375% and 4.50%,
                                    2013 and 2021                                            28,185       22,884
                                ------------------------------------------------------------------------------------
                                                                                                          55,412
--------------------------------------------------------------------------------------------------------------------
INDIANA--1.7%                   Health Facility Financing Auth., Fayette Memorial
                                  Hospital, Rev., 7.20%, 2022                                 1,800        1,874
                                ------------------------------------------------------------------------------------
                                Indianapolis Airport Auth., Maintenance Center Proj.,
                                  Rev., 6.50%, 2031                                          21,100       21,426
                                ------------------------------------------------------------------------------------
                                Industrial Dev. Finance Auth., Environmental Improvement,
                                  Rev., 6.15% and 6.25%, 2022 and 2030                       11,300       11,285
                                ------------------------------------------------------------------------------------
                                Transportation Financing Auth., Highway Rev., 7.25%, 2015     4,000        4,723
                                ------------------------------------------------------------------------------------
                                Trustees of Purdue University, Student Fees, Rev.,
                                  6.75% and 6.70%, 2009 and 2015                             14,500       15,819
                                ------------------------------------------------------------------------------------
                                                                                                          55,127
--------------------------------------------------------------------------------------------------------------------
NEVADA--1.5%                    City of Reno, Redev. Agcy., Tax Allocation Rev.,
                                  5.65% and 5.75%, 2013 and 2017                              7,165        6,563
                                ------------------------------------------------------------------------------------
                                Clark County School District, Gen. Oblg., 6.00%,
                                  2014 and 2015                                              22,185       22,638
                                ------------------------------------------------------------------------------------
                                Henderson, Healthcare Facilities Rev., 5.00%, 2020            6,915        6,050
                                ------------------------------------------------------------------------------------
                                Humboldt County, Pollution Control, Idaho Power Company,
                                  Rev., 8.30%, 2014                                           9,650       11,212
                                ------------------------------------------------------------------------------------
                                                                                                          46,463
--------------------------------------------------------------------------------------------------------------------
ALABAMA--1.4%                   Birmingham-Jefferson Civic Center Auth., Capital Outlay,
                                  Special Tax Rev., 7.40%, 2008                              12,000       12,745
                                ------------------------------------------------------------------------------------
                                City of Mobile, Mobile Energy Services, Industrial Dev.
                                  Board, Rev., 6.95%, 2020                                   22,000       23,173
                                ------------------------------------------------------------------------------------
                                Hoover, Gen. Oblg., 4.50%, 2013                               8,545        7,396
                                ------------------------------------------------------------------------------------
                                                                                                          43,314
--------------------------------------------------------------------------------------------------------------------
GEORGIA--1.3%                   Chatham County School District, Gen. Oblg., 6.15%, 2010       7,300        7,584
                                ------------------------------------------------------------------------------------
                                City of Atlanta, Water and Sewerage, Rev., 4.50%, 2018       16,000       13,246
                                ------------------------------------------------------------------------------------
                                Fulton-DeKalb Hospital Auth., Rev., 6.55% and 6.60%,
                                  2018 and 2028                                               4,430        4,503
                                ------------------------------------------------------------------------------------
                                Municipal Electric Auth.:
                                  Power Rev., 8.125% and 6.60%, 2017 and 2018                11,000       11,841
                                  Special Obligation, 6.60%, 2018                             3,500        3,891
                                ------------------------------------------------------------------------------------
                                                                                                          41,065
--------------------------------------------------------------------------------------------------------------------
WASHINGTON--1.3%                King County, Gen. Oblg., 6.25%, 2032                         23,995       24,721
                                ------------------------------------------------------------------------------------
                                Public Power Supply System, Nuclear Proj. #3, Rev.,
                                  5.375%, 2015                                               16,910       15,871
                                ------------------------------------------------------------------------------------
                                                                                                          40,592
--------------------------------------------------------------------------------------------------------------------
ARKANSAS--1.2%                  Jonesboro Residential Housing & Health Care Facilities
                                  Board, Rev., 5.80%, 2012                                    4,025        4,096
                                ------------------------------------------------------------------------------------
                                North Little Rock, Electric System, Rev., 6.50%, 2010 and
                                  2015                                                       31,830       35,361
                                ------------------------------------------------------------------------------------
                                                                                                          39,457
--------------------------------------------------------------------------------------------------------------------
TENNESSEE--1.0%                 Housing Dev. Agcy., Mortgage Finance Program, Rev.,
                                  7.05% and 7.125%, 2020 and 2026                            25,980       26,958
                                ------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

                                --------------------------------------------------------------------------------
                                                                                          PRINCIPAL
                                 ISSUER                                                      AMOUNT        VALUE
                                --------------------------------------------------------------------------------
                                Metropolitan Nashville Airport Auth., Airport
                                  Improvement, Rev., 6.60%, 2015                           $  5,250   $    5,633
                                --------------------------------------------------------------------------------
                                                                                                          32,591
----------------------------------------------------------------------------------------------------------------
MINNESOTA--1.0%                 City of Minneapolis, Housing Redev. Auth., Health Care
                                  System, Rev., 4.75%, 2018                                  22,200       18,826
                                --------------------------------------------------------------------------------
                                City of St. Louis Park, Methodist Hospital Proj., Rev.,
                                  7.25%, 2015                                                 6,650        7,286
                                --------------------------------------------------------------------------------
                                Housing Finance Agcy., Single Family Mortgage Bonds,
                                  Rev., 7.90%, 2019                                           5,710        5,936
                                --------------------------------------------------------------------------------
                                                                                                          32,048
----------------------------------------------------------------------------------------------------------------
STATES LESS THAN                AZ, City of Phoenix:
ONE PERCENT--8.5%                 Gen. Oblg., 6.375%, 2013                                    7,400        7,898
                                  Streets and Highway User, Rev., 6.25%, 2011                10,000       10,446
                                --------------------------------------------------------------------------------
                                AZ, Cocinino County, Industrial Dev. Auth., Health Care
                                  Institution, The Guidance Center, Inc. Proj., Rev.,
                                  9.25%, 2011                                                   600          658
                                --------------------------------------------------------------------------------
                                AZ, Salt River Proj. Rev., 6.25%, 2019                        8,000        8,259
                                --------------------------------------------------------------------------------
                                NC, Durham County, 1991 Jail Facilities and Computer
                                  Equipment Financing Proj., Rev., 6.625%, 2014               5,500        5,708
                                --------------------------------------------------------------------------------
                                NC, Eastern Municipal Power Agcy., Power System, Rev.,
                                  6.00%, 2022                                                18,775       19,452
                                --------------------------------------------------------------------------------
                                CT, Dev. Auth.:
                                  Pierce Memorial Baptist Home, Rev., 9.25%, 2018             1,140        1,250
                                  Water Facilities Rev., 6.15% and 6.00%, 2035 and 2036      16,950       16,687
                                --------------------------------------------------------------------------------
                                CT, Transportation Infrastructure Purposes, Special Tax
                                  Obligation, Rev., 6.10%, 2012                               5,450        5,683
                                --------------------------------------------------------------------------------
                                LA, Centenary College of Louisiana Project, Rev.,
                                  5.75% and 5.90%, 2012 and 2017                              2,000        1,936
                                --------------------------------------------------------------------------------
                                LA, New Orleans Public Improvement, Rev., 5.25%, 2016         8,400        7,857
                                --------------------------------------------------------------------------------
                                LA, Parish School Board of the Parish of Jefferson, Sales
                                  Tax, Rev., 6.25%, 2008                                     11,000       11,646
                                --------------------------------------------------------------------------------
                                SC, Charleston County, Public Facilities Corp.,
                                  Certificates of Participation, Rev., 6.875% and 7.00%,
                                  2014 and 2019                                                 355          392
                                --------------------------------------------------------------------------------
                                SC, Darlington County, Carolina Power & Light Company
                                  Proj., Pollution Control, Rev., 6.60%, 2010                 7,500        8,166
                                --------------------------------------------------------------------------------
                                SC, Grand Strand, Water and Sewer, Rev., 6.375%, 2012         5,000        5,505
                                --------------------------------------------------------------------------------
                                SC, Santee Cooper, Public Service Auth., Rev., 6.25%,
                                  2022                                                        7,000        7,206
                                --------------------------------------------------------------------------------
                                VA, Richmond, Gen. Oblg., 6.25% and 5.00%, 2018 and 2021     14,490       13,334
                                --------------------------------------------------------------------------------
                                VA, Upper Occoquan Sewage Auth., Rev., 5.00%, 2025            5,500        4,874
                                --------------------------------------------------------------------------------
                                UT, Housing Finance Agcy., Single Family Mortgage Rev.,
                                  8.625%, 2019                                                  650          671
                                --------------------------------------------------------------------------------
                                UT, Intermountain Power Agcy., Power Supply System, Rev.,
                                  5.00% and 7.50%, 2021                                      14,770       13,820
                                --------------------------------------------------------------------------------
                                UT, West Valley City, Salt Lake County Excise Tax, Rev.,
                                  10.625%, 2004                                                 925        1,138
                                --------------------------------------------------------------------------------
                                IA, Finance Auth.:
                                  GNMA Mortgage-Backed Securities Program, Single Family
                                    Mortgage Rev., 7.90%, 2022                                2,215        2,315
                                  Trinity Regional Hospital Proj., Rev., 7.00%, 2022         12,000       12,773
                                --------------------------------------------------------------------------------
                                NE, Investment Finance Auth., Rev., 6.70%, 2026               3,520        3,633
                                --------------------------------------------------------------------------------
                                NE, Omaha Public Power District Electric System, Rev.,
                                  6.20%, 2017                                                 4,700        5,040
                                --------------------------------------------------------------------------------
                                NE, Scotts Bluff County, Hospital Auth., West Medical
                                  Proj. Center, Rev., 6.45%, 2004                             4,535        4,814
                                --------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

                                --------------------------------------------------------------------------------
                                                                                          PRINCIPAL
                                 ISSUER                                                      AMOUNT        VALUE
                                --------------------------------------------------------------------------------
                                AK, Energy Auth., Bradley Lake Hydroelectric Power, Rev.,
                                  7.25%, 2016                                              $  4,675   $    5,007
                                --------------------------------------------------------------------------------
                                AK, Municipality of Anchorage, Municipal Light and Power,
                                  Electric Rev., 6.50%, 2015                                  5,000        5,459
                                --------------------------------------------------------------------------------
                                AK, North Slope Borough, Gen. Oblg., 13.00%, 1998               635          683
                                --------------------------------------------------------------------------------
                                OK, Valley View Hospital Auth., Rev., 5.75% and 6.00%,
                                  2006 and 2014                                               7,040        6,879
                                --------------------------------------------------------------------------------
                                OK, Woodward Municipal Auth., Hospital Rev., 6.45%, 2014      2,070        2,076
                                --------------------------------------------------------------------------------
                                NH, Higher Education and Health Facilities Auth.,
                                  Havenwood-Heritage Heights Issue, Rev., 7.35% and
                                  7.45%, 2018 and 2025                                        6,500        6,550
                                --------------------------------------------------------------------------------
                                WI, Health and Education Facilities Auth., Wausau
                                  Hospitals, Inc., Proj., Rev., 6.625%, 2011                  3,000        3,190
                                --------------------------------------------------------------------------------
                                ME, Health and Higher Education Facilities Auth., Rev.,
                                  7.10%, 2014                                                 2,750        3,069
                                --------------------------------------------------------------------------------
                                WY, Community Dev. Auth., Single Family Mortgage Rev.,
                                  7.875% and 8.125%, 2017 and 2021                            1,720        1,771
                                --------------------------------------------------------------------------------
                                ND, Housing Finance Agcy., Single Family Mortgage
                                  Program, Rev., 8.05%, 2024                                    980        1,011
                                --------------------------------------------------------------------------------
                                D.C., Gen. Oblg., 6.30%, 2010                                 4,500        4,660
                                --------------------------------------------------------------------------------
                                D.C., Georgetown University, Rev., 8.25%, 2018               11,410       12,050
                                --------------------------------------------------------------------------------
                                D.C., Metropolitan Washington Airports Auth., Airport
                                  System Rev., 7.60%, 2014                                    3,000        3,270
                                --------------------------------------------------------------------------------
                                D.C., Redev. Land Agcy., Sports Arena Special Tax, Rev.,
                                  5.625%, 2010                                                9,850        9,435
                                --------------------------------------------------------------------------------
                                P.R., Commonwealth Highway and Transportation Auth.,
                                  Highway, Rev., 6.25%, 2016                                 11,400       12,300
                                --------------------------------------------------------------------------------
                                P.R., Industrial, Tourist Educational, Medical, and
                                  Environmental, Rev., 6.50%, 2026                            9,190        9,417
                                --------------------------------------------------------------------------------
                                V.I., Public Finance Auth., Rev., 7.25%, 2018                 3,000        3,243
                                --------------------------------------------------------------------------------
                                                                                                         271,231
                                --------------------------------------------------------------------------------
                                TOTAL OTHER MUNICIPAL OBLIGATIONS--82.5%                               2,626,197
                                --------------------------------------------------------------------------------
                                TOTAL MUNICIPAL OBLIGATIONS--91.9%
                                (Cost: $2,814,734)                                                     2,923,626
                                --------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
MONEY MARKET                    Yield--2.05% to 3.95%
INSTRUMENTS                     Due--April 1997
                                --------------------------------------------------------------------------------
                                TX, Brazos Utilities, Rev.                                   41,500       41,500
                                --------------------------------------------------------------------------------
                                Others                                                      156,030      156,030
                                --------------------------------------------------------------------------------
                                TOTAL MONEY MARKET INSTRUMENTS--6.2%
                                (Cost: $197,529)                                                         197,530
                                --------------------------------------------------------------------------------
                                TOTAL INVESTMENTS--98.1%
                                (Cost: $3,012,263)                                                     3,121,156
                                --------------------------------------------------------------------------------
                                CASH AND OTHER ASSETS, LESS LIABILITIES--1.9%                             60,947
                                --------------------------------------------------------------------------------
                                NET ASSETS--100%                                                      $3,182,103
                                --------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Based on the cost of investments of $3,012,263,000 for federal income tax purposes at March 31, 1997, the gross unrealized appreciation was $125,077,000 the gross unrealized depreciation was $16,184,000 and the net unrealized appreciation on investments was $108,893,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

KEMPER INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS AT MARCH 31, 1997
(DOLLARS IN THOUSANDS)


------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                ISSUER                                                         AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL AND
  INTEREST BY UNITED STATES GOVERNMENT SECURITIES
------------------------------------------------------------------------------------------------------------------
                                Gen. Oblg., MA, 7.00%, to be called 07-01-01 @ 102            $  200   $   220
                                ----------------------------------------------------------------------------------
                                Bay Transportation Auth., MA, Rev., 7.625%, to be called
                                  03-01-00 @ 102                                                 115       127
                                ----------------------------------------------------------------------------------
                                North Broward, FL, Hospital District, Rev., 6.125%, to be
                                  called 01-01-02 @ 102                                          285       305
                                ----------------------------------------------------------------------------------
                                Dormitory Auth., NY, State University Educational
                                  Facilities, Rev., 7.25%, to be called 05-15-00 @ 102           145       159
                                ----------------------------------------------------------------------------------
                                Local Government Assistance Corp., NY, Rev., 7.00%, to be
                                  called 04-01-01 @ 102                                          100       110
                                ----------------------------------------------------------------------------------
                                Richmond, VA, Gen. Oblg., 6.875%, to be called 01-15-00 @
                                  102                                                            100       108
                                ----------------------------------------------------------------------------------
                                Arlington County, VA, Industrial Dev. Auth., Arlington
                                  Hospital, Rev., 7.125%, to be called 09-01-01 @ 102             90       100
                                ----------------------------------------------------------------------------------
                                Philadelphia, PA, Gas Works Rev., 7.70%, to be called
                                  06-15-01 @ 102                                                 120       135
                                ----------------------------------------------------------------------------------
                                TOTAL ADVANCE REFUNDED OBLIGATIONS--6.4%                                 1,264
------------------------------------------------------------------------------------------------------------------

OTHER MUNICIPAL OBLIGATIONS
------------------------------------------------------------------------------------------------------------------
OHIO--13.1%                     Building Auth., Adult Correctional Building Fund Proj., Gen.
                                  Oblg., 6.125%, 2010                                            400       419
                                ----------------------------------------------------------------------------------
                                Cleveland Water Works Systems, Rev., 6.125%, 2003                450       477
                                ----------------------------------------------------------------------------------
                                County of Athens, Inn-Ohio of Athens, Inc. Proj., Economic
                                  Dev. Rev., 6.25%, 2011                                         220       218
                                ----------------------------------------------------------------------------------
                                Health Care Facilities Refunding and Improvement, United
                                  Church Homes, Inc. Proj., Rev., 6.30%, 2015                    250       249
                                ----------------------------------------------------------------------------------
                                Higher Education Facility Commission, The University Of
                                  Findlay 1996 Proj., Rev., 5.75%, 2007                          375       369
                                ----------------------------------------------------------------------------------
                                Lake County Detention Center, Gen. Oblg., 6.75%, 2005            500       560
                                ----------------------------------------------------------------------------------
                                Lucas County Health Facilities, Rev., 6.10%, 2006                300       301
                                ----------------------------------------------------------------------------------
                                Water Dev. Auth., Pure Water Improvement Proj., Rev., 5.75%,
                                  2003                                                             5         5
                                ----------------------------------------------------------------------------------
                                                                                                         2,598
------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--10.9%             Allegheny County Hospital Dev. Auth., Magee Women's
                                  Hospital, Rev., 6.25%, 2008                                    300       317
                                ----------------------------------------------------------------------------------
                                Columbia County Industrial Dev. Auth., First Mortgage, Rev.,
                                  9.00%, 2014                                                    300       318
                                ----------------------------------------------------------------------------------
                                Health Services Auth. of Hazleton, Hazleton-Saint Joseph
                                  Medical Center, Rev., 5.85%, 2006                              220       220
                                ----------------------------------------------------------------------------------
                                Higher Educational Facilities Auth., Rev., 5.50%, 2007           265       261
                                ----------------------------------------------------------------------------------
                                Intergovernmental Cooperation Auth., City of Philadelphia
                                  Funding Program, Rev., 6.00%, 2002                             285       301
                                ----------------------------------------------------------------------------------
                                McKean County Hospital Auth., Bradford Hospital, Proj.,
                                  Rev., 5.375%, 2003                                             350       345
                                ----------------------------------------------------------------------------------
                                Monroeville Hospital Auth., Forbes Health System, Rev.,
                                  5.75%, 2005                                                    400       402
                                ----------------------------------------------------------------------------------
                                                                                                         2,164
------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                     ISSUER                                                    AMOUNT     VALUE
---------------------------------------------------------------------------------------------------------------

MICHIGAN--7.1%                  Detroit, Gen. Oblg., 6.70%, 2010                              $  300   $   316
                                ------------------------------------------------------------------------------
                                Grand Rapids, Downtown Dev. Auth., Rev., 6.20%, 2004             175       188
                                ------------------------------------------------------------------------------
                                Macomb County, Chippewa Valley Schools, Gen. Oblg., 7.00%,
                                  2001                                                           350       380
                                ------------------------------------------------------------------------------
                                State Building Auth., Rev., 6.25% and 6.50%, 2000 and 2004       165       180
                                ------------------------------------------------------------------------------
                                State Hospital Finance Auth., Gratiot Community Hospital,
                                  Rev., 6.10%, 2007                                              350       356
                                ------------------------------------------------------------------------------
                                                                                                         1,420
--------------------------------------------------------------------------------------------------------------
TEXAS--6.3%                     Denison Hospital Auth., Texoma Medical Center Inc. Proj.,
                                  Rev., 5.90%, 2007                                              300       299
                                ------------------------------------------------------------------------------
                                Fort Worth, Water and Sewer Rev., 5.90%, 2001                     80        83
                                ------------------------------------------------------------------------------
                                Harris County, Criminal Justice Center, Gen. Oblg., 7.50%,
                                  2004 and 2005                                                  400       465
                                ------------------------------------------------------------------------------
                                Houston Higher Education Finance Corp., University of St.
                                  Thomas, Rev., 7.25%, 2007                                      100       106
                                ------------------------------------------------------------------------------
                                Public Finance Auth., Building Rev., 5.875%, 2002                210       220
                                ------------------------------------------------------------------------------
                                Trinity River Auth., Ten Mile Creek System, Rev., 5.50%,
                                  2002                                                            70        72
                                ------------------------------------------------------------------------------
                                                                                                         1,245
--------------------------------------------------------------------------------------------------------------
ARIZONA--5.2%                   Industrial Dev. Auth. of Cocinino County, The Guidance
                                  Center, Inc. Proj., Health Care Institute, Rev., 9.25%,
                                  2011                                                           305       334
                                ------------------------------------------------------------------------------
                                Phoenix Civic Improvement Corp., Water System Rev., 6.375%,
                                  2005                                                           495       537
                                ------------------------------------------------------------------------------
                                State University Board of Regents, Rev., 6.50%, 2001              85        91
                                ------------------------------------------------------------------------------
                                Transportation Board, Highway Rev., 6.10%, 2002                   70        74
                                ------------------------------------------------------------------------------
                                                                                                         1,036
--------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--4.0%            Horry County School District, Gen. Oblg., 7.00%, 2002            250       273
                                ------------------------------------------------------------------------------
                                York County School District, Gen. Oblg., 7.00%, 2004             460       515
                                ------------------------------------------------------------------------------
                                                                                                           788
--------------------------------------------------------------------------------------------------------------
CALIFORNIA--3.3%                Central Valley Financing Auth., Carson Ice-Gen Proj.,
                                  Cogeneration Proj. Rev., 6.00%, 2009                           250       251
                                ------------------------------------------------------------------------------
                                Fresno, Water System, Water Remediation Proj., Rev., 7.50%,
                                  2004                                                           160       185
                                ------------------------------------------------------------------------------
                                Sacramento Cogeneration Auth., Procter & Gamble Proj., Rev.,
                                  7.00%, 2004                                                    200       217
                                ------------------------------------------------------------------------------
                                                                                                           653
--------------------------------------------------------------------------------------------------------------
NEW JERSEY--3.2%                Middlesex County Utility Auth., Solid Waste System, Rev.,
                                  6.10%, 2001                                                    300       318
                                ------------------------------------------------------------------------------
                                Wastewater Treatment Trust, Rev., 6.50%, 2003                    300       327
                                ------------------------------------------------------------------------------
                                                                                                           645
--------------------------------------------------------------------------------------------------------------
OKLAHOMA--3.1%                  Muskogee County, Gen. Oblg., 6.00%, 2001                          10        10
                                ------------------------------------------------------------------------------
                                Valley View Hospital Auth., Rev., 5.75%, 2006                    350       345
                                ------------------------------------------------------------------------------
                                Woodard Municipal Auth., Hospital, Rev., 5.60%, 2004             270       271
                                ------------------------------------------------------------------------------
                                                                                                           626

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL
                                ISSUER                                                        AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------
NEW YORK--2.7%                  New York City:
                                  Gen. Oblg., 6.50% and 5.75%, 2002 and 2003                  $  200   $   207
                                  Industrial Dev. Auth., USTA National Tennis Center Inc.
                                    Proj., Rev., 6.10%, 2004                                     200       213
                                ------------------------------------------------------------------------------
                                Niagara Falls, Water Treatment Plant, Rev., 6.40%, 2004          100       109
                                ------------------------------------------------------------------------------
                                                                                                           529
--------------------------------------------------------------------------------------------------------------
ILLINOIS--2.3%                  Health Facilities Auth., Franciscan Sisters Health Care
                                  Corp. Proj., Rev., 6.25%, 2002                                 350       372
                                ------------------------------------------------------------------------------
                                McHenry and Lake County School District Number 15,
                                  Certificates of Participation, Rev., 6.125%, 2003               85        91
                                ------------------------------------------------------------------------------
                                                                                                           463
--------------------------------------------------------------------------------------------------------------
KENTUCKY--2.0%                  Lexington-Fayette Urban County, University of Kentucky
                                  Alumni Association, Commonwealth Library Proj., Rev.,
                                  6.50%, 2009                                                    300       326
                                ------------------------------------------------------------------------------
                                University of Kentucky, Consolidated Educational Building,
                                  Rev., 6.00%, 1999                                               70        72
                                ------------------------------------------------------------------------------
                                                                                                           398
--------------------------------------------------------------------------------------------------------------
WASHINGTON--1.8%                King County School District, Mercer Island, Gen. Oblg.,
                                  6.50%, 2006                                                    250       275
                                ------------------------------------------------------------------------------
                                Tacoma, Electric System, Rev., 5.80%, 2004                        70        73
                                ------------------------------------------------------------------------------
                                                                                                           348
--------------------------------------------------------------------------------------------------------------
NEVADA--1.7%                    Clark County, Motor Vehicle Fuel Tax Rev., 5.625%, 2002           70        73
                                ------------------------------------------------------------------------------
                                State, Gen. Oblg., 5.90%, 2001                                   250       261
                                ------------------------------------------------------------------------------
                                                                                                           334
--------------------------------------------------------------------------------------------------------------
ARKANSAS--1.6%                  North Little Rock, Electric System, Rev., 6.00% and 6.15%,
                                  2001 and 2003                                                  295       315
--------------------------------------------------------------------------------------------------------------
COLORADO--1.6%                  Arapahoe County, Capital Improvement, Highway Rev., 6.90%,
                                  2015                                                           300       319
--------------------------------------------------------------------------------------------------------------
INDIANA--1.6%                   Johnson County Hospital Association, Rev., 6.50%, 2002           300       322
--------------------------------------------------------------------------------------------------------------
LOUISIANA--1.6%                 State, Gen. Oblg., 7.00%, 2001                                   300       325
--------------------------------------------------------------------------------------------------------------
MISSOURI--1.5%                  State Health & Education Facilities Auth., Lake of the
                                  Ozarks, General Hospital Rev., 6.00%, 2006                     300       305
--------------------------------------------------------------------------------------------------------------
DISTRICT OF                     Redev. Land Agency, Sports Arena Special Tax, Rev.,
COLUMBIA--1.4%                    5.625%, 2010                                                   300       287
--------------------------------------------------------------------------------------------------------------
MAINE--1.4%                     Health and Higher Education Facilities Auth., Rev., 6.30%
                                  and 6.50%, 2004 and 2006                                       260       281
--------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--1.3%             Higher Education and Health Facilities Auth.,
                                  Havenwood-Heritage Heights Issue, Rev., 7.10%, 2006            250       252
--------------------------------------------------------------------------------------------------------------
PUERTO RICO--1.3%               Bank and Finance Agcy., Affordable Housing, Single Family
                                  Mortgage Rev., 5.90%, 2010                                     250       250
--------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                ISSUER                                                         AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------
STATES LESS THAN                FL, Broward County School District, Gen., Oblg., 6.00%, 2004  $   70   $    74
ONE PERCENT--3.3%               ----------------------------------------------------------------------------------
                                FL, Department of Natural Resources, Preservation 2000,
                                  Rev., 6.20%, 1999                                               80        83
                                ----------------------------------------------------------------------------------
                                FL, Hillsborough County Aviation Auth., Tampa International
                                  Airport, Rev., 6.90%, 2011                                       5         5
                                ----------------------------------------------------------------------------------
                                HI, State, Gen. Oblg., 7.25%, 2000                               145       157
                                ----------------------------------------------------------------------------------
                                MA, Bay Transit Auth., Rev., 6.50%, 2004                           5         5
                                ----------------------------------------------------------------------------------
                                MA, Commonwealth, Gen. Oblg., 7.00%, 2007                         75        83
                                ----------------------------------------------------------------------------------
                                MA, Water Pollution Abatement Trust, SESD Loan Program,
                                  Rev., 6.20%, 2010                                               45        47
                                ----------------------------------------------------------------------------------
                                MD, Howard County, Consolidated Public Improvement, Gen.
                                  Oblg., 6.90%, 1999                                              70        74
                                ----------------------------------------------------------------------------------
                                GA, Atlanta International Airport, Rev., 6.50%, 2013              70        73
                                ----------------------------------------------------------------------------------
                                NE, Public Power District, Nuclear Facility, Rev., 5.70%,
                                  2004                                                            50        52
                                ----------------------------------------------------------------------------------
                                CT, State, Gen. Oblg., 5.95%, 2000                                 5         5
                                ----------------------------------------------------------------------------------
                                                                                                           658
                                ----------------------------------------------------------------------------------
                                TOTAL OTHER MUNICIPAL OBLIGATIONS--83.3%                                16,561
                                ----------------------------------------------------------------------------------
                                TOTAL MUNICIPAL OBLIGATIONS--89.7%
                                (Cost: $17,311)                                                         17,825
                                ----------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
MONEY MARKET                    Yield--3.70% to 3.85%
INSTRUMENTS                     Due--April 1997
                                ----------------------------------------------------------------------------------
                                TX, Brazos Utilities, Rev.                                     1,200     1,200
                                ----------------------------------------------------------------------------------
                                Others                                                           800       800
                                ----------------------------------------------------------------------------------
                                TOTAL MONEY MARKET INSTRUMENTS--10.1%
                                (Cost: $2,000)                                                           2,000
                                ----------------------------------------------------------------------------------
                                TOTAL INVESTMENTS--99.8%
                                (Cost: $19,311)                                                         19,825
                                ----------------------------------------------------------------------------------
                                CASH AND OTHER ASSETS, LESS LIABILITIES--.2%                                46
                                ----------------------------------------------------------------------------------
                                NET ASSETS--100%                                                       $19,871
                                ----------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
Based on the cost of investments of $19,311,000 for federal income tax purposes at March 31, 1997, the gross unrealized appreciation was $534,000, the gross unrealized depreciation was $20,000, and the net unrealized appreciation of investments was $514,000.

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 1997
(IN THOUSANDS)

                                                                                 INTERMEDIATE
                                                              MUNICIPAL            MUNICIPAL
                                                                FUND                 FUND
--------------------------------------------------------------------------------------------
 ASSETS
--------------------------------------------------------------------------------------------
Investments, at value
(Cost: $3,012,263 and $19,311)                                $3,121,156             19,825
--------------------------------------------------------------------------------------------
Cash                                                               2,272                 46
--------------------------------------------------------------------------------------------
Receivable for:
  Fund shares sold                                                   449                 --
--------------------------------------------------------------------------------------------
  Investments sold                                                25,051                  7
--------------------------------------------------------------------------------------------
  Interest                                                        50,425                338
--------------------------------------------------------------------------------------------
    TOTAL ASSETS                                               3,199,353             20,216
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
--------------------------------------------------------------------------------------------

Payable for:
  Dividends                                                        4,357                 19
--------------------------------------------------------------------------------------------
  Fund shares redeemed                                             2,049                 --
--------------------------------------------------------------------------------------------
  Investments purchased                                            8,805                301
--------------------------------------------------------------------------------------------
  Management fee                                                   1,114                  9
--------------------------------------------------------------------------------------------
  Administrative services fee                                        436                  4
--------------------------------------------------------------------------------------------
  Distribution services fee                                           34                  2
--------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses             198                 --
--------------------------------------------------------------------------------------------
  Trustees' fees and other                                           257                 10
--------------------------------------------------------------------------------------------
    Total liabilities                                             17,250                345
--------------------------------------------------------------------------------------------
NET ASSETS                                                    $3,182,103             19,871
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
--------------------------------------------------------------------------------------------

Paid-in capital                                               $3,061,997             19,333
--------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                      11,213                 24
--------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                       108,893                514
--------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                   $3,182,103             19,871
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
 THE PRICING OF SHARES
--------------------------------------------------------------------------------------------

CLASS A SHARES
  Net assets applicable to shares outstanding                 $3,128,413             15,151
--------------------------------------------------------------------------------------------
  Shares outstanding                                             311,081              1,511
--------------------------------------------------------------------------------------------
  Net asset value and redemption price per share
  (net assets / shares outstanding)                               $10.06              10.03
--------------------------------------------------------------------------------------------
  Maximum offering price per share
  (net asset value, plus 4.71%/2.83% of net asset
  value or 4.50% / 2.75% of offering price)                       $10.53               10.31
--------------------------------------------------------------------------------------------
CLASS B SHARES
  Net assets applicable to shares outstanding                    $48,792               3,892
--------------------------------------------------------------------------------------------
  Shares outstanding                                               4,863                 388
--------------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  (net assets / shares outstanding)                               $10.03               10.02
--------------------------------------------------------------------------------------------
CLASS C SHARES
  Net assets applicable to shares outstanding                     $4,600                 828
--------------------------------------------------------------------------------------------
  Shares outstanding                                                 457                  83
--------------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  (net assets / shares outstanding)                               $10.07               10.03
--------------------------------------------------------------------------------------------
CLASS I SHARES
  Net assets applicable to shares outstanding                       $298                  --
--------------------------------------------------------------------------------------------
  Shares outstanding                                                  30                  --
--------------------------------------------------------------------------------------------
  Net asset value and redemption price per share
  (net assets / shares outstanding)                               $10.06                  --
--------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

SIX MONTHS ENDED MARCH 31, 1997
(IN THOUSANDS)

                                                                          INTERMEDIATE
                                                              MUNICIPAL    MUNICIPAL
                                                                FUND          FUND
--------------------------------------------------------------------------------------
NET INVESTMENT INCOME
--------------------------------------------------------------------------------------
Interest income                                               $  98,765            594
--------------------------------------------------------------------------------------
Expenses:
  Management fee                                                  6,825             59
--------------------------------------------------------------------------------------
  Administrative services fee                                     2,651             24
--------------------------------------------------------------------------------------
  Distribution services fee                                         191             19
--------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses          1,350              6
--------------------------------------------------------------------------------------
  Professional fees                                                  73             --
--------------------------------------------------------------------------------------
  Reports to shareholders                                           233              2
--------------------------------------------------------------------------------------
  Trustees' fees and other                                           86             10
--------------------------------------------------------------------------------------
    Total expenses                                               11,409            120
--------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                            87,356            474

--------------------------------------------------------------------------------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------

  Net realized gain on sales of investments (including
  options purchased)                                             37,084            132
--------------------------------------------------------------------------------------
  Net realized gain from futures transactions                     1,952             15
--------------------------------------------------------------------------------------
    Net realized gain                                            39,036            147
--------------------------------------------------------------------------------------
  Change in net unrealized appreciation on investments          (51,263)          (115)
--------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (12,227)            32
--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  75,129            506
--------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED MARCH 31, 1997
AND YEAR ENDED SEPTEMBER 30, 1996
(IN THOUSANDS)

                                                     MUNICIPAL FUND             INTERMEDIATE MUNICIPAL FUND
                                             ------------------------------    ------------------------------
                                                1997              1996            1997              1996
-------------------------------------------------------------------------------------------------------------
OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
-------------------------------------------------------------------------------------------------------------
 Net investment income                       $   87,356           184,051           474               815
-------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                       39,036            21,987           147               (26)
-------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation         (51,263)           (2,598)         (115)              (82)
-------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                       75,129           203,440           506               707
-------------------------------------------------------------------------------------------------------------
  Distribution from net investment income       (87,356)         (184,051)         (474)             (815)
-------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain           (25,655)           (8,498)          (73)             (134)
-------------------------------------------------------------------------------------------------------------
Total dividends to shareholders                (113,011)         (192,549)         (547)             (949)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share
transactions                                   (101,561)         (199,993)       (1,989)            5,974
-------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS        (139,443)         (189,102)       (2,030)            5,732
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------

Beginning of period                           3,321,546         3,510,648        21,901            16,169
-------------------------------------------------------------------------------------------------------------
END OF PERIOD                                $3,182,103         3,321,546        19,871            21,901
-------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1    DESCRIPTION OF THE
     FUNDS The Kemper National Tax-Free Income Series (the Trust) is an open-end, management investment company comprised of Kemper Municipal Bond Fund (Municipal Fund) and Kemper Intermediate Municipal Bond Fund (Intermediate Municipal Fund). The Trust is organized as a business trust under the laws of Massachusetts.

                             The Funds offer four classes of shares. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable on certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Differences in class expenses will result in the payment of different per share income dividends by class. All shares of each Fund have equal rights with respect to voting, dividends and assets, subject to class specific preferences.

--------------------------------------------------------------------------------

2    SIGNIFICANT
     ACCOUNTING POLICIES     INVESTMENT VALUATION. Investments are stated at
                             value. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Exchange traded financial futures and options are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Over-the-counter traded options are valued based upon prices provided by market makers. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees.

                             INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes premium and original discount amortization on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             EXPENSES. Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated between the Funds in proportion to their relative net assets.

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A Shares). Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the earlier of

NOTES TO FINANCIAL STATEMENTS

                             3:00 p.m. Chicago time or the close of the Exchange. The net asset value per share is determined separately for each class by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding.

                             FEDERAL INCOME TAXES. Each Fund has complied with the special provisions of the Internal Revenue Code available to investment companies for the six months ended March 31, 1997

                             DIVIDENDS TO SHAREHOLDERS. Each Fund declares and records a daily dividend equal to its net investment income for that day, to holders of shares for which payment has been received. Income dividends are distributed monthly. Net realized capital gains, if any, will be distributed at least annually. Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

--------------------------------------------------------------------------------

3    TRANSACTIONS WITH
     AFFILIATES              MANAGEMENT AGREEMENT. The Trust has a management
                             agreement with ZKI. The Municipal Fund pays a fee at an annual rate of .45% of the first $250 million of average daily net assets declining to .32% of average daily net assets in excess of $12.5 billion. The Municipal Fund paid a management fee of $6,825,000 for the six months ended March 31, 1997.

                             The Intermediate Municipal Fund pays a management fee at an annual rate of .55% of the first $250 million of average daily net assets declining to .40% of average daily net assets in excess of $12.5 billion. The Intermediate Municipal Fund paid a management fee of $59,000 for the six months ended March 31, 1997.

                             UNDERWRITING AND DISTRIBUTION SERVICES AGREEMENT. The Trust has an underwriting and distribution services agreement with Zurich Kemper Distributors, Inc. (ZKDI) (formerly known as Kemper Distributors, Inc.). Underwriting commissions paid in connection with the distribution of the Trust's Class A shares are as follows:

                                                                                         COMMISSIONS
                                                                                        ALLOWED BY ZKDI
                                                               COMMISSIONS        ----------------------------
                                                              RETAINED BY ZKDI    TO ALL FIRMS   TO AFFILIATES
                                                              -----------------   ------------   -------------
                             Six months ended March 31, 1997      $153,000           878,000          6,000

                             For services under the distribution services agreement, the Trust pays ZKDI a fee of .75% of average daily net assets of Class B and Class C shares. Pursuant to the agreement, ZKDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares of each Fund. In addition, ZKDI receives any contingent deferred sales charges (CDSC) from redemptions of Class B and Class C shares. Distribution fees and commissions paid in connection with the

NOTES TO FINANCIAL STATEMENTS

                             sale of each Fund's Class B and Class C shares and the CDSC received in connection with the redemption of such shares are as follows:

                                                                   DISTRIBUTION FEES
                                                                       AND CDSC            COMMISSIONS AND
                                                                     RECEIVED BY          DISTRIBUTION FEES
                                                                        ZKDI            PAID BY ZKDI TO FIRMS
                                                                   ------------------   ---------------------
                             Six months ended March 31, 1997               $269,000               338,000

                             ADMINISTRATIVE SERVICES AGREEMENT. The Trust has an administrative services agreement with ZKDI. For providing information and administrative services to shareholders, each Fund pays ZKDI a fee at an annual rate of up to .25% of average daily net assets of each class. ZKDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of Fund accounts the firms service. Administrative services fees (ASF) paid are as follows:

                                                                                   ASF PAID BY ZKDI
                                                           ASF PAID BY THE   -----------------------------
                                                            TRUST TO ZKDI     TO ALL FIRMS    TO AFFILIATES
                                                            ---------------   -------------   -------------
                             Six months ended March 31, 1997     $2,675,000        2,700,000           9,000

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Trust's transfer agent, Zurich Kemper Service Company (ZKSvC) is the shareholder service agent of the Trust (formerly known as Kemper Service Company). Under the agreement, ZKSvC received shareholder services fees of $862,000 for the six months ended March 31, 1997.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Trust are also officers or directors of ZKI. For the six months ended March 31, 1997, the Trust made no direct payments to its officers and incurred trustees' fees of $27,000 to independent trustees.

--------------------------------------------------------------------------------
4      INVESTMENT
       TRANSACTIONS          For the six months ended March 31, 1997, investment
                             transactions (excluding short-term instruments) are as follows (in thousands):

                                                                                     INTERMEDIATE
                                                                MUNICIPAL FUND      MUNICIPAL FUND
                                                                --------------      --------------
                             Purchases                                $1,112,628             9,382
                             Proceeds from sales                       1,430,323            13,124

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
5    CAPITAL SHARE
     TRANSACTIONS              The following tables summarize the activity in
                               capital shares of the Funds (in thousands):

                               MUNICIPAL FUND

                                                         SIX MONTHS ENDED                     YEAR ENDED
                                                          MARCH 31, 1997                  SEPTEMBER 30, 1996
                                                      -----------------------           -----------------------
                                                      SHARES         AMOUNT             SHARES         AMOUNT
                                SHARES SOLD
                                Class A                 7,226       $  73,913            18,784       $ 193,179
                               --------------------------------------------------------------------------------
                                Class B                   929           9,494             2,551          26,035
                               --------------------------------------------------------------------------------
                                Class C                   132           1,352               313           3,200
                               --------------------------------------------------------------------------------
                                Class I                    --              --                30             300
                               --------------------------------------------------------------------------------
                                SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                Class A                 6,812          69,530            11,427         117,176
                               --------------------------------------------------------------------------------
                                Class B                    92             940               120           1,229
                               --------------------------------------------------------------------------------
                                Class C                     9              95                10             104
                               --------------------------------------------------------------------------------
                                SHARES REDEEMED
                                Class A               (24,707)       (252,567)          (50,863)       (521,777)
                               --------------------------------------------------------------------------------
                                Class B                  (387)         (3,950)           (1,767)        (18,134)
                               --------------------------------------------------------------------------------
                                Class C                   (36)           (368)             (128)         (1,305)
                               --------------------------------------------------------------------------------
                                CONVERSION OF SHARES
                                Class A                    37             384                67             687
                               --------------------------------------------------------------------------------
                                Class B                   (37)           (384)              (67)           (687)
                               --------------------------------------------------------------------------------
                                NET DECREASE FROM
                                CAPITAL SHARE TRANSACTIONS          $(101,561)                        $(199,993)
                               --------------------------------------------------------------------------------

                              INTERMEDIATE MUNICIPAL FUND

                                                                 SIX MONTHS ENDED                     YEAR ENDED
                                                                  MARCH 31, 1997                  SEPTEMBER 30, 1996
                                                              -----------------------           -----------------------
                                                              SHARES         AMOUNT             SHARES         AMOUNT
                                        SHARES SOLD
                                        Class A                   225       $   2,302               782       $   7,959
                                       --------------------------------------------------------------------------------
                                        Class B                    34             341               239           2,415
                                       --------------------------------------------------------------------------------
                                        Class C                    27             266                59             593
                                       --------------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        Class A                    28             277                49             458
                                       --------------------------------------------------------------------------------
                                        Class B                     6              61                 8              86
                                       --------------------------------------------------------------------------------
                                        Class C                     1              14                 2              21
                                       --------------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        Class A                  (420)         (4,274)             (413)         (4,178)
                                       --------------------------------------------------------------------------------
                                        Class B                   (82)           (829)              (76)           (774)
                                       --------------------------------------------------------------------------------
                                        Class C                   (14)           (147)              (61)           (606)
                                       --------------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                        Class A                     1               6                 1               3
                                       --------------------------------------------------------------------------------
                                        Class B                    (1)             (6)               (1)             (3)
                                       --------------------------------------------------------------------------------
                                        NET INCREASE (DECREASE) FROM
                                        CAPITAL SHARE TRANSACTIONS          $  (1,989)                        $   5,974
                                       --------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6
     FINANCIAL FUTURES
     CONTRACTS               The Funds have entered into exchange traded
                             financial futures contracts on U.S. Treasury securities in order to help protect themselves from anticipated market conditions and, as such, bear the risk that arises from entering into these contracts.

                             At the time a Fund enters into a futures contract, it is required to make a margin deposit with its custodian. Subsequently, gain or loss is recognized and payments are made on a daily basis between the Fund and its broker as the market value of the futures contract fluctuates. At March 31, 1997, the market value of assets pledged by the Funds to cover margin requirements for open futures positions was $5,829,000 and $62,000 for the Municipal Fund and the Intermediate Municipal Fund, respectively. The Funds also had liquid securities in their portfolios in excess of the face amount of the following short Treasury Note futures open at March 31, 1997:

                                                       FACE        EXPIRATION     GAIN AT
                                   FUND                AMOUNT         MONTH        3/31/97
                             -----------------------------------------------------------------
                             Municipal Fund           $169,401,000    June '97      $1,867,000
                             -----------------------------------------------------------------
                             Intermediate
                             Municipal Fund              1,067,000    June '97          12,000
                             -----------------------------------------------------------------

                                              NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS


                                           ------------------------------------------
                                                            CLASS A
                                           ------------------------------------------
                                           SIX MONTHS
                                             ENDED
                                           MARCH 31,      YEAR ENDED SEPTEMBER 30,
                                           ------------------------------------------
              MUNICIPAL FUND                  1997      1996    1995    1994    1993
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------
Net asset value, beginning of period         $10.18     10.15    9.69   10.95   10.29
-------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         .27       .55     .55     .55     .61
-------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)      (.05)      .06     .50    (.92)    .82
-------------------------------------------------------------------------------------
Total from investment operations                .22       .61    1.05    (.37)   1.43
-------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income       .27       .55     .55     .56     .62
-------------------------------------------------------------------------------------
  Distribution from net realized gain           .07       .03     .04     .33     .15
-------------------------------------------------------------------------------------
Total dividends                                 .34       .58     .59     .89     .77
-------------------------------------------------------------------------------------
Net asset value, end of period               $10.06     10.18   10.15    9.69   10.95
-------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                  2.25%     6.00   11.15   (3.67)  14.50
-------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------
Expenses                                        .68%      .66     .66     .60     .47
-------------------------------------------------------------------------------------
Net investment income                          5.33%     5.35    5.63    5.42    5.78
-------------------------------------------------------------------------------------



                                                 --------------------------------------------------
                                                                       CLASS B
                                                 --------------------------------------------------
                                                  SIX MONTHS                         MAY 31
                                                    ENDED       YEAR ENDED             TO
                                                  MARCH 31,    SEPTEMBER 30,     SEPTEMBER 30,
                                                  -------------------------------------------------
                                                     1997      1996    1995          1994
---------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $10.15     10.13    9.67         9.95
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                .23       .46     .46          .14
---------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)             (.05)      .05     .50         (.26)
---------------------------------------------------------------------------------------------------
Total from investment operations                       .18       .51     .96         (.12)
---------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income              .23       .46     .46          .16
---------------------------------------------------------------------------------------------------
  Distribution from net realized gain                  .07       .03     .04           --
---------------------------------------------------------------------------------------------------
Total dividends                                        .30       .49     .50          .16
---------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.03     10.15   10.13         9.67
---------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                         1.80%     4.97   10.17        (1.24)
---------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------------------
Expenses                                              1.56%     1.54    1.55         1.56
---------------------------------------------------------------------------------------------------
Net investment income                                 4.45%     4.47    4.74         4.55
---------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                          -------------------------------------------   ------------------------------
                                                            CLASS C                                CLASS I
                                          -------------------------------------------   ------------------------------
                                           SIX MONTHS    YEAR ENDED        MAY 31       SIX MONTHS       APRIL 19
                                             ENDED      SEPTEMBER 30,        TO           ENDED             TO
                                           MARCH 31,    -------------   SEPTEMBER 30,   MARCH 31,      SEPTEMBER 30,
                                              1997      1996    1995        1994           1997            1996
-------------------------------------------------------------------------------------   ------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------   ------------------------------
Net asset value, beginning of period         $10.18     10.16    9.69        9.95          10.18         10.11
-------------------------------------------------------------------------------------   ------------------------------
Income from investment operations:
  Net investment income                         .23       .46     .47         .16            .28           .24
-------------------------------------------------------------------------------------   ------------------------------
  Net realized and unrealized gain (loss)      (.04)      .05     .51        (.26)          (.05)          .07
-------------------------------------------------------------------------------------   ------------------------------
Total from investment operations                .19       .51     .98        (.10)           .23           .31
-------------------------------------------------------------------------------------   ------------------------------
Less dividends:
  Distribution from net investment income       .23       .46     .47         .16            .28           .24
-------------------------------------------------------------------------------------   ------------------------------
  Distribution from net realized gain           .07       .03     .04          --            .07            --
-------------------------------------------------------------------------------------   ------------------------------
Total dividends                                 .30       .49     .51         .16            .35           .24
-------------------------------------------------------------------------------------   ------------------------------
Net asset value, end of period               $10.07     10.18   10.16        9.69          10.06         10.18
-------------------------------------------------------------------------------------   ------------------------------
TOTAL RETURN (NOT ANNUALIZED)                  1.92%     4.99   10.32       (1.03)          2.30          3.10
-------------------------------------------------------------------------------------   ------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------   ------------------------------
Expenses                                       1.53%     1.51    1.51        1.53            .57           .56
-------------------------------------------------------------------------------------   ------------------------------
Net investment income                          4.48%     4.50    4.78        4.56           5.44          5.60
-------------------------------------------------------------------------------------   ------------------------------

----------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
----------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                   YEAR ENDED SEPTEMBER 30,
                                                 MARCH 31,    --------------------------------------------------------
                                                    1997         1996        1995        1994        1993
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)       $3,182,103    3,321,546   3,510,648   3,716,997   4,072,626
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                    70%           97          86          50          52
----------------------------------------------------------------------------------------------------------------------

NOTE FOR BOTH FUNDS:
Total return does not reflect the effect of any sales charges.

FINANCIAL HIGHLIGHTS

                                                              ------------------------------------------------------
                                                                                     CLASS A
                                                              ------------------------------------------------------
                                                              SIX MONTHS           YEAR             NOVEMBER 1,
                                                                ENDED              ENDED              1994 TO
                                                               MARCH 31,        SEPTEMBER 30,       SEPTEMBER 30,
INTERMEDIATE MUNICIPAL FUND                                      1997               1996                1995
--------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $10.06               10.18                9.50
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                               .23                 .46                 .45
--------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)                             .01                (.04)                .68
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     .24                 .42                1.13
--------------------------------------------------------------------------------------------------------------------
Less dividends:
 Distribution from net investment income                             .23                 .46                 .45
--------------------------------------------------------------------------------------------------------------------
 Distribution from net realized gain                                 .04                 .08                  --
--------------------------------------------------------------------------------------------------------------------
Total dividends                                                      .27                 .54                 .45
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $10.03               10.06               10.18
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                       2.35%               4.15               12.08
--------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------------------------------------------
Expenses absorbed by the Fund                                        .93%                .92                 .55
--------------------------------------------------------------------------------------------------------------------
Net investment income                                               4.58%               4.45                5.00
--------------------------------------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------------------------------------------
Expenses                                                              93%               1.04                1.05
--------------------------------------------------------------------------------------------------------------------
Net investment income                                               4.58%               4.33                4.50
--------------------------------------------------------------------------------------------------------------------

                                                              ------------------------------------------------------
                                                                                     CLASS B
                                                              ------------------------------------------------------
                                                              SIX MONTHS           YEAR             NOVEMBER 1,
                                                                ENDED              ENDED              1994 TO
                                                              MARCH 31,        SEPTEMBER 30,       SEPTEMBER 30,
                                                                 1997              1996                1995
--------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $10.06               10.18                9.50
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                               .19                 .38                 .36
--------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)                              --                (.04)                .68
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     .19                 .34                1.04
--------------------------------------------------------------------------------------------------------------------
Less dividends:
 Distribution from net investment income                             .19                 .38                 .36
--------------------------------------------------------------------------------------------------------------------
 Distribution from net realized gain                                 .04                 .08                  --
--------------------------------------------------------------------------------------------------------------------
Total dividends                                                      .23                 .46                 .36
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $10.02               10.06               10.18
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                       1.87%               3.34               11.13
--------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------------------------------------------
Expenses absorbed by the Fund                                       1.70%               1.71                1.42
--------------------------------------------------------------------------------------------------------------------
Net investment income                                               3.81%               3.66                4.13
--------------------------------------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------------------------------------------
Expenses                                                            1.70%               1.83                1.92
--------------------------------------------------------------------------------------------------------------------
Net investment income                                               3.81%               3.54                3.63
--------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


                                                             -------------------------------------------------------
                                                                                     CLASS C
                                                             -------------------------------------------------------
                                                              SIX MONTHS           YEAR             NOVEMBER 1,
                                                                ENDED              ENDED              1994 TO
                                                              MARCH 31,        SEPTEMBER 30,       SEPTEMBER 30,
                                                                 1997              1996                1995
--------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $10.06               10.19                9.50
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                               .19                 .38                 .38
--------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)                             .01                (.05)                .69
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     .20                 .33                1.07
--------------------------------------------------------------------------------------------------------------------
Less dividends:
 Distribution from net investment income                             .19                 .38                 .38
--------------------------------------------------------------------------------------------------------------------
 Distribution from net realized gain                                 .04                 .08                  --
--------------------------------------------------------------------------------------------------------------------
Total dividends                                                      .23                 .46                 .38
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $10.03               10.06               10.19
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                       1.94%               3.26               11.43
--------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------------------------------------------
Expenses absorbed by the Fund                                       1.74%               1.65                1.28
--------------------------------------------------------------------------------------------------------------------
Net investment income                                               3.77%               3.72                4.27
--------------------------------------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------------------------------------------
Expenses                                                            1.74%               1.77                1.78
--------------------------------------------------------------------------------------------------------------------
Net investment income                                               3.77%               3.60                3.77
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
--------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS        YEAR          NOVEMBER 1,
                                                                ENDED           ENDED           1994 TO
                                                              MARCH 31,     SEPTEMBER 30,    SEPTEMBER 30,
                                                                 1997           1996             1995
--------------------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)                     $19,871         21,901           16,169
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                               89%             80               60
--------------------------------------------------------------------------------------------------------------------

NOTE FOR INTERMEDIATE MUNICIPAL FUND:
ZKI agreed to waive the management fee of the Intermediate Municipal Fund from its inception, November 1, 1994, through April 30, 1995. Thereafter, the management fee was gradually reinstated through April 30, 1996. "Other ratios to average net assets" are computed without the undertaking to waive the management fee.

TRUSTEES AND OFFICERS


TRUSTEES                      OFFICERS

STEPHEN B. TIMBERS            J. PATRICK BEIMFORD, JR.
President and Trustee         Vice President

DAVID W. BELIN                CHARLES R. MANZONI, JR.
Trustee                       Vice President

LEWIS A. BURNHAM              CHRISTOPHER J. MIER
Trustee                       Vice President

DONALD L. DUNAWAY             JOHN E. NEAL
Trustee                       Vice President

ROBERT B. HOFFMAN             PHILIP J. COLLORA
Trustee                       Vice President and
                              Secretary
DONALD R. JONES
Trustee                       JEROME L. DUFFY
                              Treasurer
DOMINIQUE P. MORAX
Trustee                       ELIZABETH C. WERTH
                              Assistant Secretary
SHIRLEY D. PETERSON
Trustee

WILLIAM P. SOMMERS
Trustee


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